1933 Act Registration No. 333-59860

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                      [ ] Pre-Effective    [X] Post-Effective
                           Amendment No.       Amendment No. 1


                        EVERGREEN VARIABLE ANNUITY TRUST
                    (Evergreen VA International Growth Fund)
               [Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                       -----------------------------------
                    (Address of Principal Executive Offices)

                             Michael H. Koonce, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                         1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

         Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

         The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment
Company Act of 1940 (File No. 33-83100); accordingly, no fee is payable herewith. Pursuant to Rule 429, this Registration Statement relates to the
aforementioned   registration  on  Form  N-1A.

It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)




                          EVERGREEN VARIABLE ANNUITY TRUST

                              CROSS REFERENCE SHEET


         Pursuant to Rule 481(a) under the Securities Act of 1933


                                               Location in Prospectus/
Item of Part A of Form N-14                    Proxy Statement
---------------------------                    -----------------------

1.       Beginning of Registration             Cross Reference Sheet;
         Statement and Outside                 Cover Page
         Front Cover Page of
         Prospectus

2.       Beginning and Outside                 Table of Contents
         Back Cover Page of
         Prospectus

3.       Fee Table, Synopsis and               Summary; Risks
         Risk Factors

4.       Information About the                 Cover Page; Summary; Merger
         Transaction                           Information; Information on
                                               Shareholders' Rights; Voting
                                               Information Concerning the
                                               Meeting; Exhibit A (Agreement
                                               and Plan of Reorganization)

5.       Information about the                 Cover Page; Summary;
         Registrant                            Risks; Merger Information;
                                               Information on
                                               Shareholders' Rights;
                                               Additional Information


6.       Information about the                 Cover Page; Summary;
         Company Being Acquired                Risks; Merger Information;
                                               Information on
                                               Shareholders' Rights;
                                               Voting Information Concerning
                                               the Meeting; Additional
                                               Information

7.       Voting Information                    Cover Page; Summary;
                                               Information on Shareholders'
                                               Rights; Voting Information
                                               Concerning the Meeting;
                                               Instructions for Voting and
                                               Executing Proxy Cards

8.       Interest of Certain                   Financial Statements and
         Persons and Experts                   Experts; Legal Matters

9.       Additional Information                Inapplicable
         Required for Reoffering
         by Persons Deemed to be
         Underwriters


                                               Location in Statement of
Item of Part B of Form N-14                    Additional Information
---------------------------                    -----------------------

10.      Cover Page                            Cover Page

11.      Table of Contents                     Cover Page

12.      Additional Information                Statement of Additional
         About the Registrant                  Information of the Evergreen
                                               Variable Annuity Trust,
                                               Variable Annuity Funds, dated
                                               May 1, 2001 as it relates to
                                               Evergreen VA International Growth
                                               Fund

13.      Additional Information                Statement of Additional
         about the Company Being               Information of Evergreen
         Acquired                              Variable Annuity Trust,
                                               Variable Annuity Funds, dated
                                               May 1, 2001 as it relates to
                                               Evergreen VA Perpetual
                                               International Fund

14.      Financial Statements                  Financial Statements of
                                               Evergreen VA International Growth
                                               Fund dated December 31, 2000;
                                               Financial Statements of Evergreen
                                               VA Perpetual International
                                               Fund dated December 31, 2000


                                               Location in Prospectus/
Item of Part C of Form N-14                    Proxy Statement
---------------------------                    -----------------------

15.      Indemnification                       Incorporated by Reference
                                               to Part A Caption -
                                               Information on Shareholders'
                                               Rights - "Liability and
                                               Indemnification of
                                               Trustees"

16.      Exhibits                              Exhibits

17.      Undertakings                          Undertakings

                        EVERGREEN VARIABLE ANNUITY TRUST

                                    PART A

                           PROSPECTUS/PROXY STATEMENT

                            [THIS IS THE FRONT COVER]
                                      LOGO

                    EVERGREEN VA PERPETUAL INTERNATIONAL FUND
                               200 BERKELEY STREET
                                BOSTON, MA 02116

June 8, 2001

Dear Shareholder,

As a shareholder of Evergreen VA Perpetual International Fund (" VA Perpetual International Fund"), a series of Evergreen Variable Annuity Trust, you are invited to provide your voting instructions on a proposal to merge VA Perpetual International Fund into Evergreen VA International Growth Fund ("VA International Growth Fund"), also a series in the Evergreen Variable Annuity Trust and another mutual fund within the Evergreen Family of Funds. THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST HAS APPROVED THE MERGER AND RECOMMENDS THAT YOU VOTE FOR THIS PROPOSAL.

If approved by shareholders, this is how the merger will work:

o Your Fund will transfer its assets and identified liabilities to VA International Growth Fund.
o VA International Growth Fund will issue new shares that will be distributed to you in an amount equal to the value of your VA Perpetual International Fund shares. Although the NUMBER of shares you hold may change, the total VALUE of your investment will not change as a result of the merger.
o You will not incur any sales loads or similar transaction charges as a result of the merger.

The merger is intended to be tax-free for federal income tax purposes. Details about VA International Growth Fund's investment objective, portfolio management team, performance, etc. along with additional information about the proposed merger are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information. Votes on the proposal will be cast at a special meeting of VA Perpetual International Fund's shareholders to be held on July 27, 2001. The expenses of the merger, including the costs of soliciting proxies, will be paid by Evergreen Investment Management Company, LLC.

If you have any questions about the proposals or the proxy card, please call Shareholder Communications Corporation, our proxy solicitor, at 888-707-8408. As a shareholder of VA Perpetual International Fund, you have the right to instruct The Hartford Life Insurance Company ("Hartford") or American Skandia Life Assurance Corporation ("American Skandia") how to vote the VA Perpetual International Fund shares they hold under your annuity contract. Hartford and American Skandia will vote any VA Perpetual International shares for which they do not receive voting instructions in proportionately the same manner - either For, Against or Abstain - as shares for which they do receive instructions. Please follow the voting instructions as outlined on your proxy card. For purposes of this prospectus/proxy statement, an annuity contract owner is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card."


Thank you for taking this matter seriously and participating in this important process.

                                   Sincerely,

                                   [Signature]

                                   William M. Ennis

                                   PRESIDENT AND CHIEF EXECUTIVE OFFICER

                                   Evergreen Investment Company, Inc.

                    EVERGREEN VA PERPETUAL INTERNATIONAL FUND

                               200 BERKELEY STREET

                           BOSTON, MASSACHUSETTS 02116



                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           TO BE HELD ON JULY 27, 2001



         Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of Evergreen VA Perpetual International Fund ("VA Perpetual International Fund"), a series of Evergreen Variable Annuity Trust, will be held at the offices of the Evergreen Funds, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116, on July 27, 2001 at 2:00 p.m. and any adjournments thereof, for the following purposes:

1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of May 1, 2001, providing for the acquisition of all the assets of VA Perpetual International Fund by Evergreen VA
         International Growth Fund ("VA International Growth Fund"), also a series of Evergreen Variable Annuity Trust, in exchange for shares of VA International Growth Fund and the assumption by VA International Growth Fund of the identified liabilities of VA Perpetual International Fund. The Plan also provides for distribution of these shares of VA International Growth Fund to shareholders of VA Perpetual International Fund in liquidation and subsequent termination of VA Perpetual International Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of VA Perpetual International Fund.

2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         On behalf of VA Perpetual International Fund, the Board of Trustees of Evergreen Variable Annuity Trust has fixed the close of business on April 30, 2001 as the record date for the determination of shareholders of the VA Perpetual International Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

                  IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS ARE URGED TO PROVIDE THEIR VOTING INSTRUCTIONS TO THE HARTFORD LIFE INSURANCE COMPANY AND AMERICA SKANDIA LIFE ASSURANCE CORPORATION AS OUTLINED AT THE END OF THIS PROSPECTUS/PROXY STATEMENT, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION. FOR PURPOSES OF THIS PROSPECTUS/PROXY STATEMENT, AN ANNUITY CONTRACT OWNER IS REFERRED TO AS A "SHAREHOLDER" AND THE VOTING INSTRUCTION FORM IS REFERRED TO AS A "PROXY CARD."


                                    By order of the Board of Trustees



                                    Michael H. Koonce
                                    SECRETARY





June 8, 2001

                   INFORMATION RELATING TO THE PROPOSED MERGER
                                       OF
                    EVERGREEN VA PERPETUAL INTERNATIONAL FUND
                                      INTO
                     EVERGREEN VA INTERNATIONAL GROWTH FUND

This prospectus/proxy statement contains the information you should know before providing your voting instructions on the proposed merger ("Merger") of Evergreen VA Perpetual International Fund ("VA Perpetual International Fund") into Evergreen VA International Growth Fund ("VA International Growth Fund"). For purposes of this prospectus/proxy statement, an annuity contract owner is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card." If approved, the Merger will result in your receiving shares of VA International Growth Fund in exchange for your shares of VA Perpetual International Fund. The investment objectives of both Funds are substantially similar. The investment objective of VA Perpetual International Fund is to seek long-term capital growth. The investment objective of VA International Growth Fund is to seek long-term capital growth and, secondarily, modest income.

Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                      FOR MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------- -----------------------------------------------------------------
SEE:                                                            HOW TO GET THESE DOCUMENTS:
--------------------------------------------------------------- -----------------------------------------------------------------
--------------------------------------------------------------- -----------------------------------------------------------------
Prospectus for VA Perpetual International Fund and VA           The Funds make all of these documents available to you free of
International Growth Fund, dated May 1, 2001, wHICH             charge if you:
ACCOMPANIES THIS PROSPECTUS/PROXY STATEMENT.                    o    Call 800-343-2898, or
                                                                o    Write to the Funds at 200 Berkeley Street, Boston,
Statement of additional information for VA Perpetual                 Massachusetts 02116, or
International Fund and VA International Growth Fund, dated      o    Go to the Evergreen Funds website
May 1, 2001.                                                         (http://www.evergreeninvestments.com) for a copy of the
                                                                     prospectus and annual report.

Annual report for VA Perpetual International Fund and VA        You can also obtain any of these documents for a fee from the
International  Growth Fund, dated December 31, 2000.            SEC if you:
                                                                o    Call the SEC at 202-942-8090,
Statement of additional information, dated June 8, 2001,        Or for free if you:
which relates to this prospectus/proxy statement and the        o    Go to the SEC website (http://www.sec.gov).
Merger.
                                                                To ask questions about this prospectus/proxy statement:
                                                                o    Call 888-707-8408, or
                                                                o    Write to the Funds at 200 Berkeley Street, Boston,
                                                                     Massachusetts  02116.

--------------------------------------------------------------- -----------------------------------------------------------------

INFORMATION RELATING TO THE FUNDS CONTAINED IN THE FUNDS' ANNUAL REPORT, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS THE STATEMENT OF ADDITIONAL INFORMATION RELATING TO THIS PROSPECTUS/PROXY STATEMENT, IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS/PROXY STATEMENT. THIS MEANS THAT SUCH INFORMATION IS LEGALLY CONSIDERED TO BE PART OF THIS DOCUMENT.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OF A BANK, AND ARE NOT INSURED, ENDORSED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF YOUR ORIGINAL INVESTMENT.

The address of both Funds is 200 Berkeley Street, Boston, Massachusetts 02116 (Telephone: 800-343-2898).


                  PROSPECTUS/PROXY STATEMENT DATED JUNE 8, 2001

                                TABLE OF CONTENTS

SUMMARY.........................................................................
What are the key features of the Merger?........................................
How do the Funds' investment  objectives,  principal  investment  strategies and risks compare?.....................
How do the Funds' sales charges and expenses compare?  Will I be able to buy and sell shares the same way?...................................................
How  do the  Funds' performance records compare?................................
Who will be the  Investment  Advisor and Portfolio  Manager of my Fund after the
Merger?   What will the  advisory fee be after the Merger?......................
What  will be the primary federal tax consequences of the Merger?...............

RISKS...........................................................................
What  are the  primary risks of investing  in each Fund?........................
Are there any other risks  of investing in each Fund?...........................

MERGER INFORMATION..............................................................
Reasons for the Merger..........................................................
Agreement and Plan of Reorganization............................................
Federal Income Tax Consequences.................................................
Pro Forma Capitalization........................................................
Purchase and Redemption Procedures..............................................
Dividend Policy.................................................................

INFORMATION ON SHAREHOLDERS' RIGHTS.............................................
Form of Organization............................................................
Capitalization..................................................................
Shareholder Liability...........................................................
Shareholder Meetings and Voting Rights..........................................
Liquidation.....................................................................
Liability and Indemnification of Trustees.......................................

VOTING INFORMATION CONCERNING THE MEETING.......................................
Record Date Information.........................................................

FINANCIAL STATEMENTS AND EXPERTS................................................

LEGAL MATTERS...................................................................

ADDITIONAL INFORMATION..........................................................

OTHER BUSINESS..................................................................

INSTRUCTIONS FOR EXECUTING PROXY CARDS..........................................

INSTRUCTIONS FOR SHAREHOLDERS IN EVERGREEN VA PERPETUAL
INTERNATIONAL FUND..............................................................

EXHIBIT A....................................................................A-1

EXHIBIT B....................................................................B-1

                                     SUMMARY



         This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, each Fund's prospectus and statement of additional information and in the Agreement and Plan of Reorganization. For purposes of this prospectus/proxy statement, an annuity contract owner is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card."

WHAT ARE THE KEY FEATURES OF THE MERGER?

     The Agreement and Plan of Reorganization (the "Plan") sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:

o the transfer of all of the assets of VA Perpetual International Fund in exchange for shares of VA International Growth Fund.
o the assumption by VA International Growth Fund of the identified liabilities of VA Perpetual International Fund. (The identified liabilities consist only of those liabilities reflected on VA Perpetual International Fund's statement of assets and liabilities determined immediately preceding the Merger.)
o the liquidation of VA Perpetual International Fund by distributing shares of VA International Growth Fund to VA Perpetual International Fund's shareholders.

     The Merger is scheduled to take place on or about August 3, 2001.

         The Board of Trustees ("Trustees") of Evergreen Variable Annuity Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has concluded that the Merger would be in the best interest of VA Perpetual International Fund's shareholders, and that their interest will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of VA Perpetual International Fund's shareholders.

         The Trustees of Evergreen Variable Annuity Trust have also approved the Plan on behalf of VA International Growth Fund. The votes of the shareholders of VA International Growth Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.


HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

         The following table highlights the comparison between the Funds with respect to their investment objectives and principal investment strategies as set forth in the Funds' prospectus and statement of additional information:

-------------------------- ------------------------------------------------- ---------------------------------------------
                           VA PERPETUAL INTERNATIONAL FUND                   VA INTERNATIONAL GROWTH FUND
-------------------------- ------------------------------------------------- ---------------------------------------------
-------------------------- ------------------------------------------------- ---------------------------------------------
INVESTMENT                 To seek long-term capital growth.                 To seek long-term capital growth and, secondarily,
OBJECTIVE                                                                    modest income.
-------------------------- ------------------------------------------------- ---------------------------------------------
-------------------------- ------------------------------------------------- ---------------------------------------------
PRINCIPAL INVESTMENT       o        Normally invests in a diversified        o        Primarily invests in equity
STRATEGIES                      portfolio of equity securities of issuers         securities issued by established,
                                located outside the U.S., and across all          quality, non-U.S. companies located in
                                market capitalizations.                           countries with developed markets, but
                           o        Normally invests at least 65% of its          may purchase across all market
                                total assets in securities of companies in        capitalizations.
                                at least three different countries, (other   o        Normally invests at least 65% of
                                than the U.S.) with no limit on the amount        its total assets in securities of
                                that may be invested in any single                companies in at least three different
                                country.                                          countries (other than the U.S.) with
                           o        May invest in emerging markets,               no limit on the amount that may be
                                including securities of companies in              invested in any single country.
                                underdeveloped and developing nations.       o        May invest in emerging markets and
                           o        Invests in companies whose earnings           in securities of companies in the
                                are believed to be in a relatively strong         formerly communist countries of
                                growth trend, or where significant further        Eastern Europe.
                                growth is not anticipated but where shares   o        Seeks both growth opportunities
                                are thought to be undervalued.                    (such as good business models, good
                           o        Factors considered when choosing              management and growth in cash flows)
                                securities include likelihood of above            and value opportunities (undervalued
                                average earnings growth, attractive               securities which have a trigger or
                                relative valuation, and whether the               catalyst that will cause the value to
                                company has any proprietary advantages.           eventually be realized.)
                           o        May invest, to a lesser extent, in       o        May invest in debt securities,
                                debt securities of investment grade               including up to 10% of its assets in
                                quality, with maturities which vary in            below investment grade debt
                                response to changing market conditions.           securities.
-------------------------- ------------------------------------------------- ---------------------------------------------

         Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategy and investment objective and, if employed, could result in a lower return and loss of market opportunity.

         The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Funds' prospectus and statement of additional information.

         A portion of the securities held by VA Perpetual International Fund may be disposed of in connection with the Merger, which could result in additional portfolio transaction costs to the Fund.

         A principal risk of investing in both Funds is stock market risk (when economic growth slows, or interest or inflation rates increase, equity securities held by the Funds tend to decline in value and may cause a decrease in dividends paid). Both Funds are subject to foreign investment risk (political turmoil, economic instability and currency exchange fluctuations could adversely affect the value of foreign securities held by the Funds). Both Funds are subject to emerging market risk (an emerging market is any country considered to be emerging or developing, has a relatively low per capita gross national product, but the potential for rapid growth (which can lead to instability)). Both Funds are subject to market capitalization risk (investments primarily in one capitalization category may decline in value if that category falls out of favor; small- and mid-capitalization companies may be more sensitive to changes in economic conditions). Both Funds are subject to investment style risk (certain styles such as growth or value also may fall out of favor causing securities held by the Funds to decline in value). Both Funds are subject to interest rate risk (when interest rates rise, the value of and dividend yield and total return earned on the debt securities and certain dividend paying stocks held by the Funds may tend to decline), and credit risk (issuers of debt securities in which the Funds invest may be unable to pay principal and interest on the securities held by the Funds on a timely basis, causing the value of and dividend yield and total return earned on the investment to decline). Because VA International Growth Fund can invest up to 10% of its assets in below investment grade securities, it is subject to increased credit risk.

         For a detailed comparison of the Funds' risks, see the section entitled "Risks" below.

HOW DO THE FUNDS' SALES CHARGES AND EXPENSES COMPARE? WILL I BE ABLE TO BUY AND SELL SHARES THE SAME WAY?

         You will not pay a sales charge in connection with the Merger. The procedures for buying and selling shares of the Funds are identical. For more information, see "Purchase and Redemption Procedures" below.

         The following tables allow you to compare the expenses of the two Funds. The table entitled "VA International Growth Fund Pro Forma" also shows you what the expenses are estimated to be assuming the Merger takes place.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

         The Funds do not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

------------------------------------------------------        -------------------------------------------------
VA PERPETUAL  INTERNATIONAL FUND (based on expenses           VA INTERNATIONAL GROWTH FUND (based on expenses
for the fiscal year ended December 31, 2000)                  for the fiscal year ended  December 31, 2000)
------------------------------------------------------ ------ -------------------------------------------------
----- ---------- ---------- ----------- -------------- ------ -- ------------ ------- ----------- -------------
      MANAGEMENT 12B-1      OTHER       TOTAL FUND               MANAGEMENT   12B-1   OTHER       TOTAL FUND
      FEES       FEES       EXPENSES    OPERATING                FEES         FEES    EXPENSES    OPERATING
                                        EXPENSES                                                  EXPENSES+
----- ---------- ---------- ----------- -------------- ------ -- ------------ ------- ----------- -------------
----- ---------- ---------- ----------- -------------- ------ -- ------------ ------- ----------- -------------
        1.00%    0.00%        0.37%         1.37%                   0.66%     0.00%     0.86%        1.52%
----- ---------- ---------- ----------- -------------- ------ -- ------------ ------- ----------- -------------
+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse  the Fund for certain of its expenses in order to reduce expense ratios.  The Fund's investment advisor may cease these waivers or reimbursements  at any time.  The annual  operating  expenses do not reflect fee waivers and expense  reimbursements.  Including  current fee waivers and expense reimbursements and expense reductions, Total Fund Operating Expenses were 1.00%.

-------------------------------------------------------------------------
                      VA INTERNATIONAL GROWTH FUND
                               PRO FORMA
(based on what the estimated combined expenses of VA International Growth Fund would have been for the 12 months ended December 31, 2000)
-------------------------------------------------------------------------
--------- ------------- ------------- -------------- --------------------
          MANAGEMENT    12B-1 FEES    OTHER          TOTAL FUND
          FEES                        EXPENSES       OPERATING
                                   EXPENSES++
--------- ------------- ------------- -------------- --------------------
--------- ------------- ------------- -------------- --------------------
          0.66%         0.00%         0.52%          1.18%
--------- ------------- ------------- -------------- --------------------
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements and any expense reductions, Total Fund Operating Expenses are estimated to be 1.00%.

         The table below shows examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in VA Perpetual International Fund versus VA International Growth Fund and for VA International Growth Fund pro forma, assuming the Merger takes place, and is for illustration only. The example assumes a 5% average annual total return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

---------------------------------------------- --------- ----------------------------------------------------
       VA PERPETUAL INTERNATIONAL FUND                              VA INTERNATIONAL GROWTH FUND
---------------------------------------------- --------- ----------------------------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
AFTER:                                                   AFTER:
------------------- -------------------------- --------- ---------------- -----------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
1 YEAR              $139                                 1 YEAR           $155
------------------- -------------------------- --------- ---------------- -----------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
3 YEARS             $434                                 3 YEARS          $480
------------------- -------------------------- --------- ---------------- -----------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
5 YEARS             $750                                 5 YEARS          $829
------------------- -------------------------- --------- ---------------- -----------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
10 YEARS            $1,646                               10 YEARS         $1,813
------------------- -------------------------- --------- ---------------- -----------------------------------

               ----------------------------------------------------
                             VA INTERNATIONAL GROWTH FUND
                                      PRO FORMA
               ----------------------------------------------------
               ------------------- --------------------------------
               AFTER:
               ------------------- --------------------------------
               ------------------- --------------------------------
               1 YEAR              $120
               ------------------- --------------------------------
               ------------------- --------------------------------
               3 YEARS             $375
               ------------------- --------------------------------
               ------------------- --------------------------------
               5 YEARS             $649
               ------------------- --------------------------------
               ------------------- --------------------------------
               10 YEARS            $1,432
               ------------------- --------------------------------


HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

         The following tables show how each Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

YEAR-BY-YEAR TOTAL RETURN (%)

         The tables below show the percentage gain or loss for each Fund in each calendar year since its inception. The inception for VA Perpetual International Fund was March 3, 1998 and for VA International Growth Fund was August 17, 1998. The tables should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year to year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be lower than those shown. For details on account fees charged by participating insurance companies, refer to the prospectus of the variable annuity contracts or variable life insurance policies.


-------------------------------------  ----------------------------------------
VA PERPETUAL INTERNATIONAL FUND        VA INTERNATIONAL GROWTH FUND
-------------------------------------  ----------------------------------------
--------- ----------- ---------------  ------- ----------- --------------------
          1999        2000                     1999        2000
--------- ----------- ---------------  ------- ----------- --------------------
--------- ----------- ---------------  ------- ----------- --------------------
30%       39.99                        30%     38.22
--------- ----------- ---------------  ------- ----------- --------------------
--------- ----------- ---------------  ------- ----------- --------------------
20%                                    20%
--------- ----------- ---------------  ------- ----------- --------------------
--------- ----------- ---------------  ------- ----------- --------------------
15%                                    15%
--------- ----------- ---------------  ------- ----------- --------------------
--------- ----------- ---------------  ------- ----------- --------------------
10%                                    10%
--------- ----------- ---------------  ------- ----------- --------------------
--------- ----------- ---------------  ------- ----------- --------------------
5%                                     5%
--------- ----------- ---------------  ------- ----------- --------------------
--------- ----------- ---------------  ------- ----------- --------------------
0                                      0
--------- ----------- ---------------  ------- ----------- --------------------
--------- ----------- ---------------  ------- ----------- --------------------
-5%                                    -5%                 -5.06
--------- ----------- ---------------  ------- ----------- --------------------
--------- ----------- ---------------  ------- ----------- --------------------
-10%                  -13.08           -10%
--------- ----------- ---------------  ------- ----------- --------------------
BEST QUARTER: 4TH QUARTER 1999  +19.29%  BEST QUARTER: 4TH QUARTER 1999  +26.01%
WORST QUARTER:3RD QUARTER 2000  -8.42%   WORST QUARTER: 3RD QUARTER 2000  -4.21%
Year-to-date total return as of          Year-to-date total return as of
3/31/2001 is -11.69%.                    3/31/2001 is -12.23%.

         The next table lists each Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE), which is an unmanaged broad market capitalization-weighted performance benchmark for developed markets for equity securities listed in Europe, Australasia and the Far East. An index does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIOD ENDED 12/31/2000)

---------------------------------------------------------------    ---------------------------------------------------------------
VA PERPETUAL INTERNATIONAL FUND                                    VA INTERNATIONAL GROWTH FUND
--------------------------------------------------------------- -- ---------------------------------------------------------------
----------- ----------- --------- ------- ------- ------------- -- --------- ----------- --------- -------- -------- -------------
            INCEPTION   1 YEAR    5 YEAR  10      PERFORMANCE                INCEPTION   1 YEAR    5 YEAR   10 YEAR  PERFORMANCE
            DATE                          YEAR    SINCE                      DATE                                    SINCE
                                                  INCEPTION                                                          INCEPTION
----------- ----------- --------- ------- ------- ------------- -- --------- ----------- --------- -------- -------- -------------
----------- ----------- --------- ------- ------- ------------- -- --------- ----------- --------- -------- -------- -------------
Fund        3/3/1998    -13.08%   N/A     N/A     11.58%           Fund      8/17/1998   -5.06%    N/A      N/A      9.20%
----------- ----------- --------- ------- ------- ------------- -- --------- ----------- --------- -------- -------- -------------
----------- ----------- --------- ------- ------- ------------- -- --------- ----------- --------- -------- -------- -------------
MSCI EAFE               -14.17%   N/A     N/A     5.86%            MSCI                  -14.17%   N/A      N/A      10.96%
                                                                   EAFE
----------- ----------- --------- ------- ------- ------------- -- --------- ----------- --------- -------- -------- -------------


         For a detailed discussion of the manner of calculating total return, please see the Funds' statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

         Important information about VA International Growth Fund is also contained in management's discussion of VA International Growth Fund's performance, attached as Exhibit B to this prospectus/proxy statement. This information also appears in VA International Growth Fund's most recent annual report.

WHO WILL BE THE INVESTMENT ADVISOR AND PORTFOLIO MANAGER OF MY FUND AFTER THE MERGER? WHAT WILL THE ADVISORY FEE BE AFTER THE MERGER?

MANAGEMENT OF THE FUNDS

         The overall management of VA International Growth Fund and VA Perpetual International Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Variable Annuity Trust.

INVESTMENT ADVISOR


         Evergreen Investment Management Company, LLC ("Evergreen") is the investment advisor to VA International Growth Fund.


       -------------------------------------------------------------------------
       Facts about Evergreen:
       o Is a subsidiary of First Union Corporation ("First Union"), the 6th largest bank holding company in the United States based on total assets as of March 31, 2001.
       o    Has served as an investment advisor since 1932.
       o    Manages over $21.7 billion in assets for 59 of the Evergreen Funds.
       o Manages with its affiliates the Evergreen family of mutual funds with assets of approximately $86.8 billion as of March 31, 2001.
       o    Is located at 200 Berkeley Street, Boston, Massachusetts 02116.
       -------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

         The day-to-day management of VA International Growth Fund is handled by Gilman C. Gunn.

--------------------------------------------------------------------------------
o Gilman C. Gunn has managed the Fund since its inception in August 1998. Mr. Gunn joined Evergreen in January 1991 as a Senior Vice President - International and portfolio manager and became a Senior Vice President and Chief Investment Officer - International in February 1997. Mr. Gunn has also managed the Evergreen International Growth Fund since January 1991.
--------------------------------------------------------------------------------

ADVISORY FEES

         For its management and supervision of the daily business affairs of VA International Growth Fund, Evergreen is entitled to receive an annual fee equal to:

 -------------------------------------------------------------------------------
 o 0.66% of the first $200 million of the Fund's average daily net assets, plus
 o 0.56% of the next $200 million in assets, plus
 o 0.46% of the next $200 million in assets, plus
 o 0.36% of the amounts over $600 million.
 -------------------------------------------------------------------------------


WHAT WILL BE THE PRIMARY FEDERAL TAX CONSEQUENCES OF THE MERGER?

         Prior to or at the completion of the Merger, VA Perpetual International Fund will have received an opinion from Sullivan & Worcester, LLP, counsel to the Evergreen family of funds, that the Merger has been structured so that no gain or loss will be realized by the Fund or its shareholders for federal income tax purposes as a result of receiving VA International Growth Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of VA International Growth Fund that are received by VA Perpetual International Fund's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of VA Perpetual International Fund in the hands of VA International Growth Fund as a result of the Merger will be the same as in the hands of the Fund immediately prior to the Merger, and no gain or loss for federal income tax purposes will be recognized by VA International Growth Fund upon the receipt of the assets of the Fund in exchange for shares of VA International Growth Fund and the assumption by VA International Growth Fund of VA Perpetual International Fund's identified liabilities.

                                      RISKS

WHAT ARE THE PRIMARY RISKS OF INVESTING IN EACH FUND?

         An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive and that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with an investment in each of the Funds.

---------------------------------------- ---------------------------------------
VA PERPETUAL INTERNATIONAL FUND          VA INTERNATIONAL GROWTH FUND
---------------------------------------- ---------------------------------------
--------------------------------------------------------------------------------

                  Both Funds are subject to STOCK MARKET RISK.

               Both  Funds  invest  primarily  in equity securities.

--------------------------------------------------------------------------------

         The Funds' value will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on a shareholder's investment in a Fund would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on a shareholder's investment in a Fund may decline if the particular sectors, industries or companies in which the Fund invests do not perform well.



--------------------------------------- ----------------------------------------
VA PERPETUAL INTERNATIONAL FUND         VA INTERNATIONAL GROWTH FUND
--------------------------------------- ----------------------------------------
--------------------------------------------------------------------------------


              Both Funds are subject to MARKET CAPITALIZATION RISK.

  Both Funds may invest in equity securities across all market capitalizations.
--------------------------------------------------------------------------------


         Stocks fall into three broad market capitalization categories --- large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies.
Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.



----------------------------------------- --------------------------------------
VA PERPETUAL INTERNATIONAL FUND           VA INTERNATIONAL GROWTH FUND
----------------------------------------- --------------------------------------
--------------------------------------------------------------------------------


                Both Funds are subject to INVESTMENT STYLE RISK.

           Both Funds use a blended growth and value investment style.
--------------------------------------------------------------------------------


         Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments, market sentiment or other factors. Value-oriented funds will typically underperform when growth investing is in favor.



------------------------------------- ------------------------------------------
VA PERPETUAL INTERNATIONAL FUND       VA INTERNATIONAL GROWTH FUND
------------------------------------- ------------------------------------------
--------------------------------------------------------------------------------


               Both Funds are subject to FOREIGN INVESTMENT RISK.

    Each Fund invests at least 65% of its total assets in foreign securities.
--------------------------------------------------------------------------------

         Since each Fund invests in non-U.S. securities, it is exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Funds invest could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Funds' investments are denominated declines relative to the U.S. dollar, the value of and dividend yield and total return earned on an investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

         In addition, if more than 25% of either Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities market of certain countries may be subject to greater risks and volatility than that which exists in the U.S.


----------------------------------------- --------------------------------------
VA PERPETUAL INTERNATIONAL FUND           VA INTERNATIONAL GROWTH FUND
----------------------------------------- --------------------------------------
--------------------------------------------------------------------------------


                 Both Funds are subject to EMERGING MARKET RISK.

                Both Funds invest in emerging markets, including
                     underdeveloped and developing nations.
--------------------------------------------------------------------------------

         An emerging market is any country that is considered to be emerging or developing, has a relatively low per capita gross national product, but may also have the potential for rapid growth (which can lead to instability). The Funds' investment in securities of companies in emerging countries could expose the Funds to certain risks. Emerging countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.


---------------------------------------- ---------------------------------------
VA PERPETUAL INTERNATIONAL FUND          VA INTERNATIONAL GROWTH FUND
---------------------------------------- ---------------------------------------
--------------------------------------------------------------------------------


                  Both Funds are subject to INTEREST RATE RISK.

               Both Funds may invest a portion of their portfolios
                              in debt securities.
--------------------------------------------------------------------------------


         Interest rate risk is triggered by the tendency for the value of debt securities and certain dividend paying stocks to fall when interest rates go up. If either Fund should invest a portion of its portfolio in debt securities, and if interest rates rise, then the value of the Fund's securities may decline. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividend it pays.



------------------------------------------ -------------------------------------
VA PERPETUAL INTERNATIONAL FUND            VA INTERNATIONAL GROWTH FUND
------------------------------------------ -------------------------------------
--------------------------------------------------------------------------------


                     Both Funds are subject to CREDIT RISK.

                   Both Funds may invest in debt securities of
                           investment grade quality.
--------------------------------------------------------------------------------


         The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since each Fund may invest a portion of its portfolio in debt securities, the value of and dividend yield and total return earned on a shareholder's investment in the Fund may decline if an issuer fails to pay an obligation on a timely basis.


ARE THERE ANY OTHER RISKS OF INVESTING IN EACH FUND?

         Although not a principal investment strategy, both Funds may invest in futures and options. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

         Since both Funds invest in foreign securities, which may include foreign currencies transactions, the value of the Funds' shares will be affected by changes in exchange rates. To manage this risk, the Funds may enter into currency futures contracts and forward currency exchange contracts. Although the Funds use these contracts to hedge the U.S. dollar value of a security they already own, the Funds could lose money if they fail to predict accurately the future exchange rates. The Funds may engage in hedging and cross hedging with respect to foreign currencies to protect themselves against a possible decline in the value of another foreign currency in which certain of the Funds' investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if a Fund is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

         Since each Fund generally does not take portfolio turnover into account in making investment decisions, each Fund could experience a high rate of portfolio turnover (100% or more) due to the portfolio manager's active portfolio management style in a given fiscal year. It may also result in correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund and its shareholders. The portfolio turnover rate for the twelve months ended December 31, 2000 for VA Perpetual International Fund was 141% and for VA International Growth Fund was 127%.

         Although not a principal investment strategy, VA International Growth Fund may invest up to 10% of its assets in below investment grade bonds. Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value. Because VA International Growth Fund can invest up to 10% of its assets in below investment grade securities, it is subject to increased credit risk.


                               MERGER INFORMATION

REASONS FOR THE MERGER

         At a special meeting held on April 20, 2001, a majority of the Trustees of Evergreen Variable Annuity Trust, including a majority of the Independent Trustees, considered and approved the Merger; they determined that it was in the best interests of shareholders of each of VA Perpetual International Fund and VA International Growth Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of the transactions contemplated by the Merger.

         Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Merger. The Trustees considered, among other things:

o an agreement between Evergreen and Perpetual Holdings, Inc. ("Perpetual"), the joint owners of VA Perpetual International Fund's investment advisor, in which Evergreen will acquire, through a series of transactions, all of Perpetual's ownership interest in the Fund's investment advisor, causing an assignment of the investment advisory contract that will automatically terminate it;

o        the terms and conditions of the Merger;

o whether the Merger would result in the dilution of shareholders' interests;

o expense ratios, fees and expenses of VA International Growth Fund and VA Perpetual International Fund;

o        the comparative performance records of each Fund;

o compatibility of the Funds' investment objectives and principal investment strategies;

o the fact that Evergreen will bear the expenses incurred by VA Perpetual International Fund and VA International Growth Fund in connection with the Merger;

o the fact that VA International Growth Fund will assume the identified liabilities of VA Perpetual
International Fund;

o the fact that the Merger is expected to be tax-free for federal income tax purposes; and

o alternatives available to shareholders of VA Perpetual International Fund, including the ability to redeem their shares.

         During their consideration of the Merger, the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved.

         In approving the Merger, the Trustees considered the fact that both Funds have similar investment objectives, policies and strategies, as well as similar portfolio characteristics. The Trustees also considered the relative size of VA Perpetual International Fund as well as investment style. The
Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining VA Perpetual International Fund with VA International Growth Fund. As of March 31, 2001, VA International Growth Fund's total assets were approximately $8 million and VA Perpetual International Fund's total assets were approximately $23 million.

         The Trustees also considered the relative performance of each Fund. The performance for the twelve months ended December 31, 2000 was higher for VA International Growth Fund than for VA Perpetual International Fund.

         The Trustees also considered the relative expenses of the Funds. Although the current expense ratio of VA International Growth Fund is higher than that of VA Perpetual International Fund, the lower management and operational fees as well as the efficiencies achieved in operating a larger mutual fund should cause the combined post-merger fund to have a lower expense ratio than that of VA Perpetual International Fund.

         In addition, assuming that an alternative to the Merger would be for VA Perpetual International Fund to maintain its separate existence, it is believed that the prospect of dividing resources of the Evergreen family of funds between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale.

         Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees believe that the proposed Merger would be in the best interests of each Fund and its shareholders.

AGREEMENT AND PLAN OF REORGANIZATION

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

         The Plan provides that VA International Growth Fund will acquire all of the assets of VA Perpetual International Fund in exchange for shares of VA International Growth Fund and the assumption by VA International Growth Fund of the identified liabilities of VA Perpetual International Fund on or about August 3, 2001 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, VA Perpetual International Fund will endeavor to discharge all of its known liabilities and obligations. VA International Growth Fund will not assume any liabilities or obligations of VA Perpetual International Fund other than those reflected in an unaudited statement of assets and liabilities of VA Perpetual International Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date
(the "Valuation Time"). The number of full and fractional shares of VA International Growth Fund to be received by the shareholders of VA Perpetual International Fund will be determined by multiplying the number of full and fractional shares of VA Perpetual International Fund by a factor which shall be computed by dividing the net asset value per share of VA Perpetual International Fund by the net asset value per share of VA International Growth Fund. Such computations will take place as of the Valuation Time. The net asset value per share will be determined by dividing assets, less liabilities, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of VA International Growth Fund and VA Perpetual International Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, VA Perpetual International Fund will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

         As  soon  after  the  Closing  Date  as  conveniently  practicable,  VA
Perpetual International Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of VA International Growth Fund received by VA Perpetual International Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of VA Perpetual International Fund's shareholders on VA International Growth Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of VA International Growth Fund due to the VA Perpetual International Fund's shareholders. All issued and outstanding shares of VA Perpetual International Fund, including those represented by certificates, will be canceled. The shares of VA International Growth Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, VA Perpetual International Fund will be terminated.

         The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by VA Perpetual International Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of VA Perpetual International Fund's shareholders, the Plan may be terminated (a) by the mutual agreement of VA Perpetual International Fund and VA International Growth Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         Whether or not the Merger is consummated, Evergreen will pay the expenses incurred by VA Perpetual International Fund and VA International Growth Fund in connection with the Merger (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by VA Perpetual International Fund, VA International Growth Fund or their shareholders.

         If VA Perpetual International Fund's shareholders do not approve the Merger, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

FEDERAL INCOME TAX CONSEQUENCES

         The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Merger, VA Perpetual International Fund will receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements, court decisions, and certain representations made by VA Perpetual International Fund and VA International Growth Fund, for federal income tax purposes, upon consummation of the Merger:

         (1) The transfer of all of the assets of VA Perpetual International Fund solely in exchange for shares of VA International Growth Fund and the assumption by VA International Growth Fund of the identified liabilities  of  VA  Perpetual  International  Fund,  followed  by  the distribution of VA International Growth Fund's shares to the shareholders of VA Perpetual International Fund in dissolution and liquidation of VA Perpetual International Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(D) of the Code, and VA International Growth Fund and VA Perpetual International Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by VA International Growth Fund upon the receipt of the assets of VA Perpetual International Fund solely in exchange for the shares of VA International Growth Fund and the assumption by VA International Growth Fund of the identified liabilities of VA Perpetual International Fund;

         (3) No gain or loss will be recognized by VA Perpetual International Fund on the transfer of its assets to VA International Growth Fund in exchange for VA International Growth Fund's shares and the assumption by VA International Growth Fund of the identified liabilities of VA Perpetual International Fund or upon the distribution (whether actual or constructive) of VA International Growth Fund's shares to VA Perpetual International Fund's shareholders in exchange for their shares of VA Perpetual International Fund;

         (4) No gain or loss will be recognized by VA Perpetual International Fund's shareholders upon the exchange of their shares of VA Perpetual International Fund for shares of VA International Growth Fund in liquidation of VA Perpetual International Fund;

         (5) The aggregate tax basis of the shares of VA International Growth Fund received by each shareholder of VA Perpetual International Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of VA Perpetual International Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of VA International Growth Fund received by each shareholder of VA Perpetual International Fund will include the period during which the shares of VA Perpetual International Fund exchanged therefor were held by such shareholder (provided that the shares of VA Perpetual International Fund were held as a capital asset on the date of the Merger); and

         (6) The tax basis of the assets of VA Perpetual International Fund acquired by VA International Growth Fund will be the same as the tax basis of such assets to VA Perpetual International Fund immediately prior to the Merger, and the holding period of such assets in the hands of VA International Growth Fund will include the period during which the assets were held by VA Perpetual International Fund.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of VA Perpetual International Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of VA
International Growth Fund shares he or she received. Shareholders of VA Perpetual International Fund should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of VA Perpetual International Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

         Any capital loss carryforwards incurred prior to the date of the merger by VA International Growth Fund will be available to offset capital gains recognized after the Merger subject to limitations imposed by the Code.

PRO FORMA CAPITALIZATION

         The following table sets forth the capitalizations of VA Perpetual International Fund and VA International Growth Fund as of December 31, 2000 and the capitalization of VA International Growth Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.37 shares of VA International Growth Fund issued for each share of VA Perpetual International Fund.

 CAPITALIZATION OF VA PERPETUAL INTERNATIONAL FUND, VA INTERNATIONAL GROWTH FUND AND VA INTERNATIONAL GROWTH FUND
                                   (PRO FORMA)
--------------------------------- ------------------------------- ------------------------------- -------------------------------
                                    VA PERPETUAL INTERNATIONAL     VA INTERNATIONAL GROWTH FUND    VA INTERNATIONAL GROWTH FUND
                                               FUND                                                        (PRO FORMA)
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
TOTAL NET ASSETS                  $26,468,960                     $8,764,458                      $35,233,418
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
NET ASSET VALUE PER SHARE         $15.73                          $11.52                          $11.52
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
SHARES OUTSTANDING                1,682,803                       760,799                         3,058,431
--------------------------------- ------------------------------- ------------------------------- -------------------------------


         The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

PURCHASE AND REDEMPTION PROCEDURES


         Shares of each Fund are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by The Hartford Life Insurance Company or American Skandia Life Assurance Corporation - shareholders may not purchase or redeem shares of the Fund directly. Shareholders should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies and how to redeem funds or change investment options.


         The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.


DIVIDEND POLICY

         Each Fund distributes its investment company taxable income annually and its net realized gains, if any, at least annually to the separate accounts of participating insurance companies on the dividend record date. Dividends and distributions are always reinvested in additional shares of the Fund. See the Funds' prospectus for further information concerning dividends and distributions.

         After the Merger, separate accounts of VA Perpetual International Fund will have dividends and/or distributions received from VA International Growth Fund reinvested in shares of VA International Growth Fund.

         Both VA International Growth Fund and VA Perpetual International Fund have qualified and intend to continue to qualify to be treated as regulated investment  companies  under  the  Code.  To  remain  qualified  as a  regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4.00% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.



                       INFORMATION ON SHAREHOLDERS' RIGHTS



FORM OF ORGANIZATION

         Evergreen Variable Annuity Trust is an open-end management investment company registered with the SEC under the 1940 Act that offers shares of its funds only to the separate accounts of participating insurance companies. Evergreen Variable Annuity Trust is organized as a Delaware business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. VA International Growth Fund and VA Perpetual International Fund are series of Evergreen Variable Annuity Trust.

CAPITALIZATION

         The  beneficial  interests  in VA  International  Growth  Fund  and  VA
Perpetual International Fund are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. Evergreen Variable Annuity Trust's Declaration of Trust permits the Trustees to allocate shares into an unlimited number of series, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares are offered in only one class and represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

SHAREHOLDER LIABILITY

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Variable Annuity Trust or a shareholder is subject to the jurisdiction of courts in those states, it is possible that a court may not apply Delaware law, and may thereby subject shareholders of Evergreen Variable Annuity Trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Variable Annuity Trust
(a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Variable Annuity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Variable Annuity Trust is remote.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

         Evergreen Variable Annuity Trust on behalf of VA International Growth Fund and VA Perpetual International Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Variable Annuity Trust. In addition, Evergreen Variable Annuity Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Evergreen Variable Annuity Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes present is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940
Act).

         Under the Declaration of Trust of Evergreen Variable Annuity Trust, each share of VA International Growth Fund and of VA Perpetual International Fund will be entitled to one vote for each dollar of net asset value applicable to such share.

LIQUIDATION

         In the event of the liquidation of VA International Growth Fund or VA Perpetual International Fund, the separate accounts of participating insurance companies, as shareholders of the Fund, are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund over the liabilities belonging to the Fund. In that case, the assets so distributable to the separate accounts will be distributed among the separate accounts in proportion to the number of shares of the Fund held by them and recorded on the books of the Fund.

LIABILITY AND INDEMNIFICATION OF TRUSTEES

         Under the Declaration of Trust of Evergreen Variable Annuity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Variable Annuity Trust, its By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.



                    VOTING INFORMATION CONCERNING THE MEETING

         This prospectus/proxy statement is being sent to shareholders of VA Perpetual International Fund in connection with a solicitation of proxies by the Trustees of Evergreen Variable Annuity Trust, to be used at the Special Meeting of Shareholders ("Meeting") to be held at 2:00 p.m., July 27, 2001, at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of VA Perpetual International Fund on or about June 8, 2001. Only shareholders of record as of the close of business on April 30, 2001 (the "Record Date") will be entitled to notice of, and to give voting instructions for, the Meeting or any adjournment thereof. For purposes of this prospectus/proxy statement, annuity contract owner is referred to as "shareholder" and the voting instruction form is referred to as "proxy card."

         If the enclosed form of proxy is properly executed and returned to the insurance companies in time to be voted by the insurance companies at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Merger and will be voted in the discretion of its proxies named therein on any other matters properly coming before the meeting. Proxies that reflect abstentions will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the appropriate participating insurance company. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby. The participating insurance companies will vote any VA Perpetual International shares for which they do not receive voting instructions in proportionately the same manner - either For, Against or Abstain - as shares for which they do receive instructions.

         Assuming a quorum (at least 25% of the Fund's outstanding shares entitled to vote) is present, approval of the Merger will require the affirmative vote of a majority (greater than 50%) of VA Perpetual International Fund's shares present at the Meeting.

         In voting for the Merger, each share of VA Perpetual International Fund will be entitled to one vote for each dollar of net asset value applicable to such share.

         If VA Perpetual International Fund shareholders do not vote to approve the Merger, the Trustees will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve the Merger are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Meeting. All costs of solicitation of proxies are paid for by Evergreen.

         A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Variable Annuity Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in a gain or loss to shareholders for federal income tax purposes, and if the Merger is consummated, it will not affect shareholders' rights to transfer their account balances among available investment options or make withdrawals, as offered through their insurance companies.

         Shares of VA Perpetual International Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of VA Perpetual International Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

         VA Perpetual International Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Variable Annuity Trust at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

         The votes of the shareholders of VA International Growth Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

RECORD DATE INFORMATION

         As of the Record Date, 1,830,126,494 shares of beneficial interest of VA Perpetual International Fund were outstanding.

         As of April 30, 2001, the officers and Trustees of Evergreen Variable Annuity Trust beneficially owned as a group less than 1% of the outstanding shares of each of VA Perpetual International Fund and VA International Growth Fund. To Evergreen Variable Annuity Trust's knowledge, the following persons owned beneficially or of record more than 5% of VA Perpetual International Fund's total outstanding shares as of April 30, 2001:

-------------------------------------- -- -------------------------------- ------------------------- -----------------------
                                                                           PERCENTAGE OF SHARES      PERCENTAGE OF SHARES
                                                                           BEFORE MERGER             AFTER MERGER
NAME AND ADDRESS                                   NO. OF SHARES
-------------------------------------- -- -------------------------------- ------------------------- -----------------------
-------------------------------------- -- -------------------------------- ------------------------- -----------------------
Hartford Life Insurance Company                    1,659,337.991                   90.668%                  68.244%

Separate Account 2

Attn: David Ten Broeck

200 Hopemeadow St

Simsbury, CT 06089-9625
-------------------------------------- -- -------------------------------- ------------------------- -----------------------
-------------------------------------- -- -------------------------------- ------------------------- -----------------------
Hartford Life & Annuity                             134,079.015                     7.326%                   5.514%

Insurance Company

Separate Account 1

Attn: Carol Lewis

200 Hopemeadow St

Simsbury, CT 06089-9625
-------------------------------------- -- -------------------------------- ------------------------- -----------------------


         To Evergreen Variable Annuity Trust's knowledge, the following persons owned beneficially or of record more than 5% of VA International Growth Fund's total outstanding shares as of April 30, 2001:

------------------------------------ -- ------------------- -------------------------------- -------------------------------
                                                            PERCENTAGE OF SHARES BEFORE      PERCENTAGE OF SHARES AFTER
                                                            MERGER                           MERGER
NAME AND ADDRESS                          NO. OF SHARES
------------------------------------ -- ------------------- -------------------------------- -------------------------------
------------------------------------ -- ------------------- -------------------------------- -------------------------------
Nationwide Life Insurance                  626,589.853                  78.828%                         19.496%

c/o IPO Portfolio Accounting

P.O. Box 182029

Columbus, OH 43218-2029
------------------------------------ -- ------------------- -------------------------------- -------------------------------
------------------------------------ -- ------------------- -------------------------------- -------------------------------
Nationwide Life Insurance                  107,187.644                  13.485%                          3.335%

c/o IPO Portfolio Accounting

P.O. Box 182029

Columbus, OH 43218-2029
------------------------------------ -- ------------------- -------------------------------- -------------------------------
------------------------------------ -- ------------------- -------------------------------- -------------------------------
Transamerica Life Insurance Co.             60,703.742                  7.637%                           1.889%

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001
------------------------------------ -- ------------------- -------------------------------- -------------------------------


                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of VA International Growth Fund and VA Perpetual International Fund as of December 31, 2000, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.


                                  LEGAL MATTERS

         Certain  legal  matters   concerning  the  issuance  of  shares  of  VA
International Growth Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

         VA Perpetual International Fund and VA International Growth Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048. Copies of such materials may also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

                                 OTHER BUSINESS

         The Trustees of Evergreen Variable Annuity Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgement.



           THE TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST RECOMMEND
              APPROVAL OF THE PLAN AND ANY UNMARKED PROXIES WITHOUT
             INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF
                              APPROVAL OF THE PLAN.



June 8, 2001

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

     REGISTRATION                                    VALID SIGNATURE

     CORPORATE ACCOUNTS

     (1) ABC Corp.                                   ABC Corp.
     (2) ABC Corp.                                   John Doe, Treasurer
     (3) ABC Corp.                                   John Doe, Treasurer
                                                       c/o John Doe, Treasurer
     (4) ABC Corp. Profit Sharing Plan               John Doe, Trustee


     TRUST ACOUNTS

     (1) ABC Trust                                   Jane B. Doe, Trustee
     (2) Jane B. Doe, Trustee                        Jane B. Doe
           u/t/d 12/28/78


     CUSTODIAL OR ESTATE ACCOUNTS

     (1) John B. Smith, Cust.                      John B. Smith
         f/b/o John B. Smith, Jr. UGMA
     (2) John B. Smith                             John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage-paid envelope.




                        INSTRUCTIONS FOR SHAREHOLDERS IN

                    EVERGREEN VA PERPETUAL INTERNATIONAL FUND

Since you are a shareholder in Evergreen VA Perpetual International Fund ("VA Perpetual International"), you have the right to instruct The Hartford Life Insurance Company ("Hartford") and American Skandia Life Assurance Corporation ("American Skandia") how to vote the VA Perpetual International shares they hold under your annuity contract. You can do so following the instructions on your proxy card. Hartford and American Skandia will vote any VA Perpetual
International shares for which they do not receive voting instructions in proportionately the same manner - either For, Against or Abstain - as shares for which they do receive instructions. For purposes of this prospectus/proxy statement, an annuity contract owner is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card."

                                                                     EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 1st day of May, 2001, by and between Evergreen Variable Annuity Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen VA International Growth Fund series (the "Acquiring Fund"), and the Trust, with respect to its Evergreen VA Perpetual International Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(D) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS,  the  Trustees of the Trust have  determined  that the Selling
Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund by the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about August 3, 2001 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, LLC as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, LLC, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

                  (b) The Selling Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The audited annual financial statements of the Selling Fund at December 31, 2000 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since December 31, 2000 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2   REPRESENTATIONS   OF  THE  ACQUIRING  FUND.  The  Acquiring  Fund
represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The audited annual financial statements of the Acquiring Fund at December 31, 2000 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since December 31, 2000 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.



                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 APPROVAL BY SHAREHOLDERS. The Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only  insofar as they relate to the  Acquiring  Fund,  the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Date, certified by the Treasurer or Assistant Treasurer of the Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund or the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 No stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Selling Fund all of the Selling Fund's net investment company taxable or tax-exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(D) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund's management, and were found to be mathematically correct; and

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus\Proxy Statement, and making inquiries of appropriate officials of the Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees;
(g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

         (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, its Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquiring Fund and the Selling Fund and signed by authorized officers of the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund as provided in the Declaration of Trust of the Trust.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.



                                         EVERGREEN VARIABLE ANNUITY TRUST
                                         ON BEHALF OF EVERGREEN VA
                                         INTERNATIONAL GROWTH FUND

                                         By: /s/ William M. Ennis
                                            ---------------------------
                                         Name: William M. Ennis

                                         Title: PRESIDENT




                                         EVERGREEN VARIABLE ANNUITY TRUST
                                         ON BEHALF OF EVERGREEN VA PERPETUAL
                                         INTERNATIONAL FUND

                                         By: /s/ Michael H. Koonce
                                            ----------------------------
                                         Name: Michael H. Koonce

                                         Title: SECRETARY

                                                            EXHIBIT B


                        EVERGREEN VARIABLE ANNUITY TRUST
                     Evergreen VA International Growth Fund
                    Fund at a Glance as of December 31, 2000

"During the year, we concentrated primarily on sector allocations, and secondarily focused on country and regional allocations."


                                   Portfolio
                                   Management

                           [PHOTO OF GILMAN C. GUNN]

                                 Gilman C. Gunn
                               Tenure: August 1998


                            PERFORMANCE & RETURNS/1/
Portfolio Inception Date:                                            8/17/1998
Average Annual Returns
1 year                                                                -5.06%
Since Portfolio Inception                                              9.20%
12-month income dividends per share                                   $0.06
12-month capital gain distributions per share                         $0.50



--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

             VA International Growth     Consumer Price Index - US     MSCI

 8/17/98              10,000                       10,000             10,000
 9/30/98               8,550                       10,012              9,696
12/31/98               9,389                       10,031             11,708
 3/31/99               9,289                       10,098             11,879
 6/30/99               9,699                       10,171             12,189
 9/30/99              10,299                       10,275             12,732
12/31/99              12,978                       10,300             14,904
 3/31/00              13,000                       10,471             14,896
 6/30/00              12,676                       10,485             14,315
 9/30/00              12,141                       10,630             13,168
12/31/00              12,323                       10,667             12,824



Comparison of a $10,000 investment in Evergreen VA International Growth Fund/1/ versus a similar investment in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and the Consumer Price Index (CPI).

The MSCI EAFE is an unmanaged market index which does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

/1/ Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gains distributions.

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of December 31, 2000 and subject to change.

                                  B-1




                        EVERGREEN VARIABLE ANNUITY TRUST
                     Evergreen VA International Growth Fund
                          Portfolio Manager Interview

How did the Fund perform?

The Evergreen VA International Growth Fund surpassed the industry's benchmark for foreign investing, but it nevertheless had negative returns in a challenging period. For the twelve-month period ended December 31, 2000, the Fund returned -5.06%. During the same period, the benchmark MSCI EAFE Index, which reflects the performance in major non-U.S. markets, returned -14.17%.


                                   Portfolio
                                Characteristics
                                ---------------
                               (As of 12/31/2000)

Total Net Assets                                                     $8,764,458
Number of Holdings                                                          150
P/E Ratio                                                                 28.2x


What factors affected performance during the twelve-month period?


Our defensive positioning and balanced strategy of including both growth stocks and value stocks in the portfolio helped us limit damage in a very difficult year for foreign investing. While total return was negative, the Fund outperformed both the EAFE index and most of the competition.

The greatest volatility in the market was in the industries that we de-emphasized, including in the "TMT" industries of technology, media and telecommunications that had been the market leaders in 1999 and early 2000. We also de-emphasized emerging market investments for most of the period.

During the year, we concentrated primarily on sector allocations, and secondarily focused on country and regional allocations. It was a period of market equilibrium, in which sector and company selection was more important than country allocations. We overweighted defensive sectors such as pharmaceuticals, energy, insurance and tobacco.

While we maintained our defensive stance, in the final weeks of the twelve-month period we started to increase modestly our technology holdings when we thought the stock prices had become very attractive. For a similar reason, we raised our emerging market weight exposure to about 10% of the Fund to take advantage of opportunities there.


                                 Top 5 Sectors
                                 -------------
                   (as a percentage of 12/31/2000 net assets)


Financials                                                                29.3%
Consumer Staples                                                          16.4%
Health Care                                                               12.4%
Materials                                                                 10.1%
Energy                                                                     5.6%


What types of investments helped Fund performance?



Our emphasis on the insurance and energy industries was a major factor in the Fund's outperformance of market indices during the year. At the end of the fiscal year, the insurance industry accounted for 7.6% of net assets, while the Fund's energy weighting totaled 5.6% of assets. Conversely, our decision to underweight telecommunications equipment also was a positive factor, as that industry suffered steep losses for the period.

                                       B-2




                        EVERGREEN VARIABLE ANNUITY TRUST
                     Evergreen VA International Growth Fund
                          Portfolio Manager Interview

In insurance, we had strong performance from Canadian life insurance companies such as Manulife Financial and Clarica Life Insurance. Our leading energy investments included large, European integrated oil companies such as Total, and smaller, Canadian exploration and production (E&P) firms. These Canadian E&P companies had been selling at very low stock prices at a time when exploration and production activities increased as world oil prices climbed.

Canada, in fact, was the largest contributor to Fund performance by country. In addition to successful investments in insurance and energy in Canada, we had a large position in Sobey's, a major Canadian food retailer with excellent performance. Compared to the international indices, we were overweighted in Canada, with 14.7% of the Fund assets at the end of the fiscal period. In contrast, we were underweighted in Japan and the United Kingdom, two markets that had relatively weak performance in 2000. However, British American Tobacco was a strong performer for the Fund, even though we were underweighted in the UK.


                                Top 10 Holdings
                                ---------------
                   (as a percentage of 12/31/2000 net assets)

BASF AG                                                                    3.1%
Serono SA                                                                  2.4%
British America Tobacco Indonesia Plc                                      2.3%
Interbrew SA                                                               2.2%
Empire Co., Ltd.                                                           2.1%
Nestle SA                                                                  1.9%
Akzo Nobel NV                                                              1.9%
Sumitomo Marine & Fire Insurance Co., Ltd.                                 1.8%
Manulife Financial                                                         1.7%
HSBC Holdings Plc - Hong Kong Exchange                                     1.7%


What is your outlook for 2001?



While the Fund normally does not invest in the United States, events in the U.S. have a major influence on international markets. We believe the decision by the U.S. Federal Reserve in early 2001 to begin reducing short-term interest rates should encourage similar steps by European central bankers, helping to stabilize international economies and to rebuild confidence in foreign markets. As a result, we are moving to take advantage of potentially attractive opportunities created by the volatility of 2000 in industries such as technology and in emerging markets.

In Europe, we anticipate that economic growth in 2001 will be more vigorous than in the United States. Europe is at an earlier stage in the economic cycle. Among the positive factors that could encourage investments in Europe are the reductions in personal and corporate income taxes and the elimination of the capital gains tax in Germany. These tax cuts in Germany total about $57 billion for 2001. We believe these steps should encourage consumer spending in Europe, while unlocking cross-shareholdings in which one German company owns shares of another. Lower taxes also are proposed in France, Italy and other countries using the euro currency.

The trend away from government-sponsored pension funds in Europe and toward tax-advantaged retirement plans similar to 401-k and IRA plans in the United States also should benefit European investments by creating further demand for equities.

                                      B-3


                        EVERGREEN VARIABLE ANNUITY TRUST
                     Evergreen VA International Growth Fund
                          Portfolio Manager Interview

Finally, European investment opportunities should be enhanced as companies on the continent continue to increase their efficiency and productivity by cutting costs and focusing on core operations. We believe European companies are about three years behind U.S. companies in the move toward greater productivity, with many of the benefits of greater efficiency still in front of them. Managements in Europe are under great pressure to increase their companies' return on equity.

The outlook for the euro, the European-wide currency, also appears to have improved after the currency fell steadily in value on world exchanges between January 1999 and October 2000. Strength in the euro would also encourage investors to increase their allocations to the continent. In the final weeks of the period, we shifted our cash positions from the U.S. dollar to short-term investments in the euro because of the relative strength of the European currency.

Outside of Europe, the outlook for the Japanese market continues to be uncertain. While conditions are changing in Japan, they are changing faster and better elsewhere in the world. As a result, we expect we will continue to underweight investments in Japan.

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                    EVERGREEN VA PERPETUAL INTERNATIONAL FUND

                                   a Series of

                        EVERGREEN VARIABLE ANNUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                        By and In Exchange For Shares of

                       EVERGREEN VA INTERNATIONAL GROWTH FUND

                                   a Series of

                        EVERGREEN VARIABLE ANNUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen VA Perpetual International Fund ("VA Perpetual International Fund"), a series of Evergreen Variable Annuity Trust, to Evergreen VA International Growth Fund ("VA International Growth Fund"), also a series of Evergreen Variable Annuity Trust, in exchange for shares (to be issued to holders shares of VA Perpetual International Fund,) of beneficial interest, $.001 par value per share, of VA International Growth Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

     (1) The Statement of Additional Information of VA International Growth Fund and VA Perpetual International Fund dated May 1, 2001;

     (2) Annual Report of VA International Growth Fund and VA Perpetual International Fund for the year ended December 31, 2000;

     (3)  Pro Forma Financial Statements for December 31, 2000.


     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of VA International Growth Fund and VA Perpetual International Fund dated June 8, 2001. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Variable Annuity Trust at the telephone numbers or addresses set forth above.

    The date of this Statement of Additional Information is June 8, 2001.

                        EVERGREEN VARIABLE ANNUITY TRUST

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                                 (800) 343-2898

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2001

                 Evergreen VA Blue Chip Fund ("Blue Chip Fund")
            Evergreen VA Capital Growth Fund ("Capital Growth Fund")
              Evergreen VA Equity Index Fund ("Equity Index Fund")
                      Evergreen VA Fund ("Evergreen Fund")
                Evergreen VA Foundation Fund ("Foundation Fund")
            Evergreen VA Global Leaders Fund ("Global Leaders Fund")
                    Evergreen VA Growth Fund ("Growth Fund")
         Evergreen VA Growth and Income Fund ("Growth and Income Fund")
               Evergreen VA High Income Fund ("High Income Fund")
      Evergreen VA International Growth Fund ("International Growth Fund")
                   Evergreen VA Masters Fund ("Masters Fund")
                     Evergreen VA Omega Fund ("Omega Fund")
   Evergreen VA Perpetual International Fund ("Perpetual International Fund")
           Evergreen VA Small Cap Value Fund ("Small Cap Value Fund") Evergreen VA Special Equity Fund ("Special Equity Fund") and Evergreen VA Strategic Income Fund ("Strategic Income Fund")
                     (Each a "Fund"; together, the "Funds")

    Each Fund is a series of Evergreen Variable Annuity Trust (the "Trust").


         This Statement of Additional Information (SAI) pertains to the Funds. It is not a prospectus but should be read in conjunction with the prospectus dated May 1, 2001 for the Fund in which you are making or contemplating an investment. The Funds are offered to separate accounts funding variable annuity and variable life insurance contracts issued by life insurance companies (Participating Insurance Companies). Copies of the prospectus may be obtained without charge by calling (800) 343-2898.

         Certain information is incorporated by reference to the Funds' Annual Report dated December 31, 2000. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898.

                                TABLE OF CONTENTS

PART 1

FUND HISTORY.........................................................1-1
INVESTMENT POLICIES..................................................1-1
OTHER SECURITIES AND PRACTICES.......................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.....................................1-3
EXPENSES.............................................................1-7
PERFORMANCE..........................................................1-14
SERVICE PROVIDERS....................................................1-15
FINANCIAL STATEMENTS.................................................1-17

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES........2-1
ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS
    OF EVERGREEN VA MASTERS FUND.....................................2-18
PURCHASE, REDEMPTION AND PRICING OF SHARES...........................2-18
PERFORMANCE CALCULATIONS.............................................2-20
TAX INFORMATION......................................................2-21
BROKERAGE............................................................2-22
ORGANIZATION.........................................................2-24
INVESTMENT ADVISORY AGREEMENT........................................2-25
MANAGEMENT OF THE TRUST..............................................2-26
CORPORATE BOND RATINGS...............................................2-29
ADDITIONAL INFORMATION...............................................2-35

                                     PART 1

                                  FUND HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on December 23, 1997. Each Fund is a diversified series of Evergreen Variable Annuity Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

                                      1-1

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33-1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund, other than High Income Fund, may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund, other than High Income Fund, may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. High Income Fund may borrow funds for the purpose of purchasing securities.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33-1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

                                      1-2

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see "Additional Information on Securities and Investment Practices" in Part 2 of this SAI.

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of March 31, 2001, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of March 31, 2001.

                ----------------------------------------------------------------------

                Blue Chip Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union Corp.
                c/o Evergreen Investment Services                    34.40%
                Attn: Lori Gibson
                401 S Tyron Street 5th Floor
                Charlotte, NC 28288
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp.
                Variable Account B Class 1                           33.76%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company

                c/o IPO Portfolio Accounting                         31.43%
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Capital Growth Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company
                Separate Account 2                                   61.27%
                Attn: David Ten Broeck
                200 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                PFL Life Insurance Company
                4333 Edgewood Road NE                                12.42%
                Cedar Rapids, IA 52499
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp.
                Variable Account B Class 1                           12.40%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------

                                      1-3

                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                c/o IPO Portfolio Accounting                         10.05%
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Equity Index Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company

                c/o IPO Portfolio Accounting                         57.50%
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Union Corp.
                c/o Evergreen Investment Services                    31.11%
                Attn: Lori Gibson
                401 S Tyron Street 5th Floor
                Charlotte, NC 28288
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp.
                Variable Account B Class 1                           10.82%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Evergreen Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                Variable Account 6                                   71.39%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Security Equity Life Insurance Co.
                c/o Bonnie Harris                                    16.43%
                13045 Tesson Ferry Road
                St. Louis, MO 63128
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Security Equity Life Insurance Co.
                c/o Bonnie Harris                                    8.09%
                13045 Tesson Ferry Road
                St. Louis, MO 63128
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Foundation Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                Variable Account 6                                   71.16%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                PFL Life Insurance Company
                4333 Edgewood Road NE                                11.70%
                Cedar Rapids, IA 52499
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Security Equity Life Insurance Co.
                c/o Bonnie Harris                                    9.56%
                13045 Tesson Ferry Road
                St. Louis, MO 63128
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Global Leaders Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                64.94%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------

                                      1-4

                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp.
                Variable Account B Class 1                           26.29%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                PFL Life Insurance Company
                4333 Edgewood Road NE                                6.84%
                Cedar Rapids, IA 52499
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Growth and Income Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                Variable Account #6                                  86.49%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Security Equity Life Insurance Co.
                Registered Share Account                             6.38%
                c/o Bonnie Harris
                13045 Tesson Ferry Road
                St. Louis, MO 63128
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Growth Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company
                Separate Account 2                                   85.12%
                Attn: David Ten Broeck
                200 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                PFL Life Insurance Company
                4333 Edgewood Road NE                                9.53%
                Cedar Rapids, IA 52499
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Hartford Life & Annuity Insurance Company
                Separate Account 1                                   5.35%
                Attn: Carol Lewis
                200 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                High Income Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union Corp.
                c/o Evergreen Investment Services                    95.43%
                Attn: Lori Gibson
                401 S Tyron Street 5th Floor
                Charlotte, NC 28288
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                International Growth Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                78.96%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6 Seed Account                                   13.47%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------

                                      1-5

                ---------------------------------------------------- -----------------
                PFL Life Insurance Company
                4333 Edgewood Road NE                                7.53%
                Cedar Rapids, IA 52499
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Masters Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                86.56%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                Seed Account                                         12.31%
                Variable Account Six
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Omega Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                71.13%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp.
                Variable Account B Class 1                           13.88%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company
                Separate Account 2                                   10.30%
                Attn: David Ten Broeck
                20 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Perpetual International Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company

                Separate Account 2                                   90.80%
                Attn: David Ten Broeck
                20 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company

                Separate Account 1                                   7.22%
                Attn: Carol Lewis
                20 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------

                                      1-6


                ----------------------------------------------------------------------

                Small Cap Value Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                75.32%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6 Seed Account                                   10.85%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp
                Variable Account B Class 1                           10.78%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Special Equity Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp
                Variable Account B Class 1                           88.18%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Strategic Income Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                89.74%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp                      9.16%
                Variable Account B Class 1
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------

                                    EXPENSES

Advisory Fees

         Evergreen Investment  Management Company, LLC is the investment advisor
to  all  Funds  except  Perpetual  International.   For  more  information,  see
"Investment Advisory Agreements" in Part 2 of this SAI.

         EIMC is entitled to receive from Blue Chip Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================

                         First $100 million               0.61%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.56%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.51%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.46%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.41%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $500 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $500 million               0.31%
                  ---------------------------------- -----------------

                          Over $1.5 billion               0.26%
                  ================================== =================

                                      1-7

         EIMC is entitled to receive from Capital Growth Fund, Equity Index Fund, Foundation Fund, Global Leaders Fund, Growth Fund, High Income Fund, International Growth Fund, Masters Fund, Omega Fund, Small Cap Value Fund and Special Equity Fund,. an annual fee based on a percentage of each Fund's average net assets, as follows:

                  ----------------------------------- -------------------

                  Capital Growth Fund                 0.80%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Equity Index Fund                   0.32%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Foundation Fund                     0.745%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Global Leaders Fund                 0.87%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Growth Fund                         0.70%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  High Income Fund                    0.70%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Masters Fund                        0.87%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Omega Fund                          0.52%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Small Cap Value Fund                0.87%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Special Equity Fund                 0.92%
                  ----------------------------------- -------------------

         EIMC is entitled to receive from Strategic Income Fund an annual fee of 2.0% of gross dividend and interest income plus the following fee based on the Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================

                         First $100 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.31%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.26%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.21%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.16%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Over $500 million               0.11%
                  ================================== =================

         EIMC is entitled to receive from International Growth Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================

                         first $200 million               0.66%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $200 million               0.56%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $200 million               0.46%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          over $600 million               0.36%
                  ================================== =================

         EIMC is entitled to receive from Evergreen Fund and Growth and Income Fund an annual fee based on each Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================

                         first $500 million               0.75%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $500 million               0.725%
                  ---------------------------------- -----------------

                           over $1 billion                0.70%
                  ================================== =================

                                      1-8

         Mentor Perpetual Advisors, LLC (Mentor Perpetual) is the investment advisor to Perpetual International Fund. Mentor Perpetual is entitled to receive from Perpetual International Fund an annual fee equal to 1.00% of the average daily net assets of the Fund.

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods.

=================================================================================================================
Fund/Fiscal Year or Period                                   Advisory Fees Paid         Advisory Fees Waived

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Blue Chip Fund (a)                                                $27,175                      $10,571
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                               $241,423                     $26,332
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund                                                 $87,430                      $63,319
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                    $615,203                     $38,218
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                  $1,273,484                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                               $296,236                     $52,351
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            $736,627                     $48,903
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                                       $139,891                     $54,950
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                                  $37,107                      $9,724
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                                         $43,602                      $32,809
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Masters Fund                                                      $254,240                     $32,806
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                        $370,249                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Perpetual International Fund                                      $274,425                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                              $63,216                      $8,705
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                               $126,904                     $17,670
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                             $96,933                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1999

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                               $197,527                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund(b)                                              $15,320                      $15,320
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                    $552,938                     $43,949
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                   $918,103                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                               $135,130                     $26,954
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            $674,579                     $50,584
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                                       $79,436                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund(c)                                               $18,045                      $14,359
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                                         $17,188                      $17,188
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Masters Fund(d)                                                   $100,395                     $53,184
-----------------------------------------------------------------------------------------------------------------

                                      1-9

-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                        $55,032                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Perpetual International Fund                                      $172,752                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                              $34,408                      $13,058
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund(b)                                             $7,217                      $7,217
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                             $94,335                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1998

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund(e)                                            $56,416                      $4,692
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                    $326,123                     $42,262
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                   $467,156                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                               $58,409                      $31,587
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            $453,431                     $69,140
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund(e)                                                    $25,960                      $21,300
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund(f)                                       $3,122                      $3,122
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                        $16,941                      $14,973
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Perpetual International Fund(e)                                   $43,460                      $42,172
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund(g)                                            $9,742                      $9,742
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                             $39,755                        $0
=================================================================================================================

(a) For the period April 28, 2000 (commencement of operations) to December 31, 2000.
(b) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(c) For the period from June 30, 1999 (commencement of operations) to December 31, 1999.
(d) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
(e) For the period from March 3, 1998 (commencement of operations) to December 31, 1998.
(f) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(g) For the period from May 1, 1998 (commencement of operations) to December
31, 1998.

Sub-Advisory Fees Paid

         OppenheimerFunds,  Inc. (Oppenheimer), MFS Institutional Advisors, Inc.
(MFS) and Putnam Investment Management, LLC (Putnam) each also manage a segment of the Masters Fund. EIMC pays Oppenheimer, MFS and Putnam fees equal in the aggregate up to 0.50% of the Masters Fund's average daily net assets.

         Mentor Perpetual, owned equally by Perpetual plc (Perpetual), and EIMC has entered into a sub-advisory agreement with Perpetual Portfolio Management Limited (PPM), a subsidiary of Perpetual plc. PPM manages the day-to-day investment operations of the Perpetual International Fund. There is no additional charge to the Funds for the services provided by PPM.

         Pilgrim Baxter Value Investors, Inc. (Pilgrim Baxter) acts as interim sub-advisor to Capital Growth Fund. EIMC will pay Pilgrim Baxter an annual contractual sub-advisory fee at the rate of 0.20% of the Fund's average daily net assets.

         Until November 1, 2000, Evergreen Asset Management Corp. (EAMC) acted as the sub-advisor to a segment of the Masters Fund. Lieber & Company (Lieber) also acts as sub-advisor to EAMC for the Masters Fund providing investment research and other investment services and is reimbursed by EAMC for the costs of providing such services.

         Until September 22, 2000, Lieber also acted as the sub-advisor to Evergreen Fund, Foundation Fund, Global Leaders Fund, Growth and Income Fund, Masters Fund and Small Cap Value Fund and was reimbursed by EAMC for the costs of providing sub-advisory services.

                                      1-10

         Below are the sub-advisory fees paid by the investment advisors to the sub-advisors for the last three fiscal years or periods:

================================================================================================================
                                            Sub-Advisory Fees Paid

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Fund                                         EIMC                     Lieber                   Oppenheimer, MFS,
                                                                                                   Putnam
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                N/A                     $422,422                   N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Foundation Fund                               N/A                     $889,174                   N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                          N/A                      $141,350                  N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                       N/A                      $484,207                  N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Masters Fund                              $32,655(a)                  N/A                     $113,059
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                         N/A                      $27,931                   N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1999

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Evergreen Fund                               N/A                    $506,444                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Foundation Fund                              N/A                    $913,512                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                          N/A                    $107,635                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                       N/A                    $620,875                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Masters Fund(b)                            $12,703                  $12,639                   $40,213
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                         N/A                    $21,243                     N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1998

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Evergreen Fund                               N/A                    $282,441                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Foundation Fund                              N/A                    $464,820                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                          N/A                    $26,688                     N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                       N/A                    $382,370                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund(c)                      N/A                       $0                       N/A
================================================================================================================

(a)  Of this amount $25,345 was paid to EAMC, the Fund's previous sub-advisor.
(b) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
(c) For the period from May 1, 1998 (commencement of operations) to December 31, 1998.

Brokerage Commissions

         Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber and First Union Securities, Inc. (First Union) for the last three fiscal years or periods. For more

                                      1-11
information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

======================================================================================================
     Fund/Fiscal Year or Period        Total Paid to All   Total Paid to Lieber  Total Paid to First
                                                                                    Brokers Union

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Blue Chip Fund(a)                           $17,387                 $0                  $762
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Capital Growth Fund                         $51,135                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Equity Index Fund                            $8,460                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Evergreen Fund                              $133,874              $5,243                $165
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Foundation Fund                             $230,294             $12,355                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Global Leaders Fund                         $59,768               $9,469                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth and Income Fund                      $91,006              $26,992                 $55
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth Fund                                 $24,692                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
High Income Fund                               $0                   $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
International Growth Fund                   $45,214                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Masters Fund                                $44,572               $4,904                 $23
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Omega Fund                                  $187,439                $0                 $7,725
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Perpetual International Fund                $176,923                $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Small Cap Value Fund                        $19,209               $4,959                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Special Equity Fund                         $97,041                 $0                 $1,362
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Strategic Income Fund                          $0                   $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1999

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Capital Growth Fund                        $33,158                 $0                 $9,155
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Equity Index Fund(b)                        $5,027                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Evergreen Fund                             $147,096             $105,105                $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Foundation Fund                            $157,780             $110,689                $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Global Leaders Fund                        $20,165              $11,010                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Growth and Income Fund                     $143,672             $132,632                $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Growth Fund                                $13,169                 $0                 $1,576
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 High Income Fund(c)                           N/A                  N/A                  N/A
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 International Growth Fund                  $16,007                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Masters Fund(d)                            $28,367               $6,486                 $27
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Omega Fund                                 $22,039                 $0                  $178
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Perpetual International Fund               $62,111                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                       $10,942               $7,080                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Special Equity Fund(b)                      $8,873                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Strategic Income Fund                         $0                   $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Year or Period Ended December 31, 1998

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Capital Growth Fund(e)                     $41,077                 $0                 $4,284
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Evergreen Fund                             $53,354              $47,079                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Foundation Fund                            $47,678              $46,786                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Global Leaders Fund                        $13,902               $6,368                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Growth and Income Fund                     $53,618              $53,382                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Growth Fund(e)                             $38,938                 $0                  $767
------------------------------------------------------------------------------------------------------

                                      1-12

------------------------------------------------------------------------------------------------------
 International Growth Fund(f)                $6,231                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Omega Fund                                  $3,380                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Perpetual International Fund(e)            $45,017                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Small Cap Value Fund(g)                     $3,934               $2,821                 $0
======================================================================================================

(a) For the period April 28, 2000 (commencement of operations) to December 31, 2000.
(b) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(c) For the period from June 30, 1999 (commencement of operations) to December 31, 1999.
(d) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
(e) For the period from March 3, 1998 (commencement of operations) to December 31, 1998.
(f) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(g) For the period from May 1, 1998 (commencement of operations) to December
31, 1998.

Percentage of Brokerage Commissions Paid to Lieber and First Union

         The table below shows, for the fiscal year or period ended December 31, 2000, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber and First Union and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber and First Union. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

==========================================================================================================================
                                                             Percentage of                             Percentage of
                                       Percentage of        Commissionable        Percentage of        Commissionable
Fund                                  Commissions to     Transactions through     Commissions to    Transactions through
                                          Lieber                Lieber             First Union          First Union
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Blue Chip Fund(a)                          N/A                   N/A                 4.00%                3.30%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Capital Growth Fund                        N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Equity Index Fund                          N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Evergreen Fund                            3.90%                13.00%                0.12%                0.30%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Foundation Fund                           0.01%                 4.20%                  N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Global Leaders Fund                      15.80%                16.30%                  N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Growth and Income Fund                   29.60%                25.00%                0.60%                0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Growth Fund                                N/A                   N/A                  N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 High Income Fund                           N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 International Growth Fund                  N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Masters Fund                             11.00%                 4.70%                0.50%                0.30%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Omega Fund                                 N/A                   N/A                 4.12%                2.20%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Perpetual International Fund               N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                     25.80%                15.00%                  N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Special Equity Fund                        N/A                   N/A                 1.40%                0.11%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Strategic Income Fund                      N/A                   N/A                   N/A                  N/A
==========================================================================================================================

(a) For the period April 28, 2000 (commencement of operations) to December 31, 2000.

                                      1-13

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the ten other trusts in the Evergreen Fund complex for the twelve months ended December 31, 2000. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

---------------------------------------------------------------------------------------
                                                             Total Compensation from
                                 Aggregate Compensation    the Evergreen Fund Complex
           Trustee             from Trust for fiscal year     for the calendar year
                                    ended 12/31/2000            ended 12/31/2000*
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Laurence B. Ashkin**                       $52                       $82,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Charles A. Austin, III                     $99                       $88,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Arnold H. Dreyfuss**                       $56                       $83,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
K. Dun Gifford                             $99                       $91,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
James S. Howell***                         $23                       $38,750
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Leroy Keith, Jr.                           $56                       $83,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Gerald M. McDonnell                        $99                       $88,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Thomas L. McVerry                         $104                       $98,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.                    $56                       $83,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
William Walt Pettit                        $99                       $88,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
David M. Richardson                        $99                       $88,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Russell A. Salton, III                    $108                      $101,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Michael S. Scofield                       $118                      $112,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Richard J. Shima                           $56                       $83,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Richard K. Wagoner                         $99                       $88,500
---------------------------------------------------------------------------------------

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2000. The amounts listed below will be payable in later years to the respective Trustees:

Austin                   $26,250
Howell                   $27,125
McDonnell                $88,500
McVerry                  $98,500
Moelchert                $83,000
Pettit                   $88,500
Salton                   $101,000
Scofield                 $65,100

**As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti. ***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.

                                   PERFORMANCE

Total Return

         Below are the average annual total returns for the Funds as of December 31, 2000. The return for the Blue Chip Fund is cumulative. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

                                      1-14

==================================================================================================
               Fund                       One Year         Since Inception      Inception Date

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Blue Chip Fund                             N/A                -10.27%            4/28/2000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Capital Growth Fund                       17.69%              11.53%              3/3/1998
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Equity Index Fund                         -9.11%               3.93%             9/29/1999
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Evergreen Fund                           -11.99%              13.13%              3/1/1996
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Foundation Fund                           -4.93%              11.79%              3/1/1996
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Global Leaders Fund                       -8.70%              10.67%              3/6/1997
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Growth and Income Fund                    -0.30%              15.23%              3/1/1996
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Growth Fund                               13.27%               8.47%              3/3/1998
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 High Income Fund                          1.31%                3.83%             6/30/1999
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 International Growth Fund                 -5.06%               9.20%             8/17/1998
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Masters Fund                              -3.06%              11.75%             1/29/1999
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Omega Fund                               -12.46%              15.75%              3/6/1997
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Perpetual International Fund             -13.08%              11.58%              3/3/1998
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Small Cap Value Fund                      20.71%              10.78%              5/1/1998
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Special Equity Fund                       -8.34%               7.00%             9/29/1999
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Strategic Income Fund                     -0.69%               3.14%              3/6/1997
==================================================================================================

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from each Fund at the rate of 0.10% of each Fund's average daily net assets.

         Below are the administrative service fees paid by each Fund for the last three fiscal years or periods. Prior to January 3, 2000, the Funds paid EIS under a different fee schedule.

===============================================================================
                   Fund                          Administrative Fee Paid

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Year or Period Ended December 31, 2000

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Blue Chip Fund(a)                                       $4,455
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Capital Growth Fund                                     $30,178
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Equity Index Fund                                       $27,218
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Evergreen Fund                                          $70,382
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Foundation Fund                                        $170,235
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Global Leaders Fund                                     $33,945
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth and Income Fund                                  $84,251
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth Fund                                             $19,984
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 High Income Fund                                        $5,301
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 International Growth Fund                               $6,588
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Masters Fund                                            $29,134
-------------------------------------------------------------------------------

                                      1-15

-------------------------------------------------------------------------------
 Omega Fund                                              $71,080
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Perpetual International Fund                            $27,442
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Small Cap Value Fund                                    $7,243
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Special Equity Fund                                     $13,779
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Strategic Income Fund                                   $17,544
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Year or Period Ended December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Capital Growth Fund(b)                                  $24,691
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Equity Index Fund(c)                                     $674
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Evergreen Fund                                          $10,838
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Foundation Fund                                         $21,435
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Global Leaders Fund                                     $2,656
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth and Income Fund                                  $13,379
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth Fund(d)                                          $11,348
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 High Income Fund(e)                                     $2,576
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 International Growth Fund                                $427
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Masters Fund(f)                                         $2,137
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Omega Fund                                              $1,687
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Perpetual International Fund(g)                         $17,275
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Small Cap Value Fund                                     $690
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Special Equity Fund(c)                                    $93
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Strategic Income Fund                                   $2,914
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Year or Period Ended December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Capital Growth Fund(h)                                  $7,018
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Evergreen Fund                                          $9,416
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Foundation Fund                                         $15,429
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Global Leaders Fund                                     $1,670
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth and Income Fund                                  $13,127
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth Fund(I)                                          $3,691
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 International Growth Fund(j)                             $110
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Omega Fund                                               $771
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Perpetual International Fund(k)                         $4,323
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Small Cap Value Fund(l)                                  $274
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Strategic Income Fund                                   $2,075
===============================================================================

(a) For the period April 28, 2000 (commencement of operations) to December 31, 2000.
(b) Of the total amount paid, $10,120 was paid to a prior administrator.
(c) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(d) Of the total amount paid, $4,654 was paid to a prior administrator.
(e) For the period from June 30, 1999 (commencement of operations) to December 31, 1999.
(f) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
(g) Of the total amount paid, $6,794 was paid to a prior administrator.
(h) For the period from March 3, 1998 (commencement of operations) to December 31, 1998. The total amount was paid to a prior administrator.
(i) The total amount was paid to a prior administrator.
(j) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(k) The total amount was paid to a prior administrator.
(l) For the period from May 1, 1998 (commencement of operations) to December
31, 1998.

                                      1-16

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 2121, Boston, Massachusetts 02106-9970, a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The Funds pay ESC annual fees as follows:

                 ================================ ==================== ====================

                                                    Annual Fee Per       Annual Fee Per
                            Fund Type                Open Account*      Closed Account**

                 -------------------------------- -------------------- --------------------

                 Monthly Dividend Funds                 $25.50                $9.00
                                                  --------------------
                 -------------------------------- -------------------- --------------------

                 Quarterly Dividend Funds               $24.50                $9.00
                                                  --------------------
                 -------------------------------- -------------------- --------------------

                 Semiannual Dividend Funds              $23.50                $9.00
                                                  --------------------
                 -------------------------------- -------------------- --------------------

                 Annual Dividend Funds                  $23.50                $9.00
                 -------------------------------- -------------------- --------------------
                                                  --------------------

                 Money Market Funds                     $25.50                $9.00
                 ================================ ==================== ====================

                  * For shareholder accounts only.
                  **Closed  accounts are  maintained  on the system in order to facilitate historical and tax information.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 2121, Boston, Massachusetts 02106-9970.

                                      1-17

                                 EVERGREEN FUNDS

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. Unless specifically stated, each Fund may invest in or use the strategies listed below.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality short-term obligations, such as notes, commercial paper, certificates of deposit, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. government. Examples of such agencies are:

           (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

           (ii)   Farmers Home Administration;

           (iii)  Federal Home Loan Banks;

           (iv)   Federal Home Loan Mortgage Corporation;

           (v)    Federal National Mortgage Association; and

           (vi)   Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA)

         The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

                                      2-1

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.
                                     2-2

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions required all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest

                                      2-3
rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

                                      2-4

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

                                      2-5

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund.

                                      2-6

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Swaps, Caps, Floors and Collars (High Income Fund only)

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the

                                      2-7
swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Foreign Securities (excluding Evergreen Fund and Growth Fund)

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions (excluding Evergreen Fund and Growth Fund)

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

         The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and

                                      2-8
other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

         The Fund may engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Foreign Currency Futures Transactions (excluding Equity Index Fund, Evergreen Fund, Growth and Income Fund, Growth Fund and Foundation Fund)

         By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         A foreign currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a gain. If the offsetting sale price is less than the purchase price, the Fund realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

         Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment advisor, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

                                      2-9

High Yield, High Risk Bonds (only Growth and Income Fund, High Income Fund, International Growth Fund and Strategic Income Fund)

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books. The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 (Rule
144A) allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

                                      2-10

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Payment-in-kind Securities (only Blue Chip Fund, International Growth Fund and Strategic Income Fund)

         Payment-in-kind (PIK) securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

                                      2-11

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds (only Growth and Income Fund, International Growth Fund and Strategic Income Fund)

         A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities (only High Income Fund and Strategic Income Fund)

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

                                      2-12

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICsare private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments (only Global Leaders Fund, International Growth Fund, Masters Fund, Small Cap Value Fund and
Strategic Income Fund)

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master

                                      2-13
demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Brady Bonds (only Strategic Income Fund and International Growth Fund)

         The Fund may invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a

                                      2-14
particular convertible security, the investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants (excluding Strategic Income Fund)

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Sovereign Debt Obligations (only Global Leaders Fund, Growth and Income Fund, International Growth Fund and Strategic Income Fund)

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Derivatives

         To the extent provided for elsewhere in this SAI, the Fund may use derivatives while seeking to achieve its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

         Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and in place of more traditional direct investments to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. The use of derivatives for non-hedging purposes entails greater risks. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefit to Fund shareholders. However, the Fund may take positions in those derivatives that are within its investment policies if, in the investment advisor's judgment, this represents an effective response to current or anticipated market conditions. An investment advisor's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

                                      2-15

         Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments - options, futures, forwards and swaps - from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps is provided elsewhere in this section.

         Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities". An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations.

         The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage- Backed and Asset-Backed Securities," above.

         While the judicious use of derivatives by experienced investment managers such as the Fund's investment advisors can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Funds.

         * Market Risk - This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way which is detrimental to the Fund's interest.

         * Management Risk - Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

         * Credit Risk - This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund's investment advisor considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

         * Liquidity Risk - Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly

                                      2-16
large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

         * Leverage Risk - Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

         * Other Risks - Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Equipment Trust Certificates (Strategic Income Fund only)

         Equipment Trust Certificates are a mechanism for financing the purchase of transportation equipment, such as railroad cars and locomotives, trucks, airplanes and oil tankers.

         Under an equipment trust certificate, the equipment is used as the security for the debt and title to the equipment is vested in a trustee. The trustee leases the equipment to the user, i.e. the railroad, airline, trucking or oil company. At the same time equipment trust certificates in an aggregate amount equal to a certain percentage of the equipment's purchase price are sold to lenders. The trustee pays the proceeds from the sale of certificates to the manufacturer. In addition, the company using the equipment makes an initial payment of rent equal to their balance of the purchase price to the trustee, which the trustee then pays to the manufacturer. The trustee collects lease payments from the company and uses the payments to pay interest and principal on the certificates. At maturity, the certificates are redeemed and paid, the equipment is sold to the company and the lease is terminated.

         Generally, these certificates are regarded as obligations of the company that is leasing the equipment and are shown as liabilities in its balance sheet. However, the company does not own the equipment until all the certificates are redeemed and paid. In the event the company defaults under its lease, the trustee terminates the lease. If another lessee is available, the trustee leases the equipment to another user and makes payments on the certificates from new lease rentals.

Limited Partnerships (only Blue Chip Fund and Strategic Income Fund)

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

                                      2-17

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Leverage (High Income Fund only)

         The Fund may borrow money to invest in additional portfolio securities to seek current income. The use of borrowed money, know as "leverage," increases the Fund's market exposure and risk and may result in losses. When the Fund has borrowed money for leverage and its investments increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Fund may use leverage in order to adjust its dollar-weighted average duration. The Fund will not always borrow money for investment and the extent to which the Fund will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on the investment advisor's ability to predict market movements correctly. The amount of leverage that can exist at any one time will not exceed one-third of the value of the Fund's total assets.

 ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS OF EVERGREEN VA MASTERS FUND

         Because each sub-advisor will be managing its segment of the portfolio independently from the other sub-advisors, the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the sub-advisor of another segment deems it appropriate to dispose of the security from the other segment. Similarly, under some market conditions, one or more of the sub-advisors may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor or sub-advisors believe continued exposure to the equity markets is appropriate for their segments of the portfolio.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         Shares of the Trust are sold continuously to variable annuity and variable life insurance accounts of participating insurance companies and to qualified pension and retirement plans. The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (1) trading on the Exchange is restricted by applicable rules and regulations of the SEC, (2) the Exchange is closed for other than customary weekend and holiday closings, (3) the SEC has by order permitted such suspension, or (4) an emergency exists as determined by the SEC.

         The Trust may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

                                      2-18

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Calculation of Net Asset Value

         The Fund calculates its Net Asset Value (NAV) once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets by all of the shares issued.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                                      2-19

                           PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

The following is the formula used to calculate average annual total return:

                                                          n
                                                     P(1+T) =ERV

P=       initial payment of $1,000
T=       average total return
n=       number of years
ERV=     ending redeemable value of the initial $1,000


Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

        [OBJECT OMITTED]
         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends d = The maximum offering price per share on the last day of the period


Non-Standardized Performance

         From time to time, the Fund may quote its performance in advertising and other types of literature as compared to the performance of the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index or any other commonly quoted index of common stock or fixed income prices. The Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. The Fund's performance will be

                                      2-20
calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

                                 TAX INFORMATION

Requirements for Qualification as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.

         The Fund will not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of participating insurance companies held in connection with the variable annuity contracts and/or variable life insurance policies.

Certain Requirements for Qualification as a Variable Annuity Contract or Variable Life Insurance Policy. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts and variable life insurance policies. The Code provides that variable annuity contracts and/or variable life insurance policies shall not be treated as an annuity contract or life insurance policy for the current or any prior period for which the investments are not, in accordance with regulations prescribed by the U.S. Treasury Department, adequately diversified. Disqualification of the contract or policy as an annuity contract or life insurance policy would result in immediate imposition of federal income tax on variable annuity contracts and variable life insurance policy owners with respect to earnings allocable to the contract or policy (including, upon disqualification, accumulated earnings), and the tax liability would generally arise prior to the receipt of payments under the contract. Section 817(h)(2) of the Code is a safe harbor provision which provides that variable annuity contracts and variable life insurance policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consists of cash, cash items, U.S. government securities and securities of other regulated investment companies. The U.S. Treasury Department has issued Regulations (Treas. Reg.
section 1.817-5) that establish diversification requirements for the investment portfolios underlying variable insurance contracts. The Regulations amplify the diversification requirements for variable annuity contracts and variable life insurance policies set forth in Section 817(h) of the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more

                                      2-21
than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of such value is represented by any two investments; (3) no more than 80% of such value is represented by any three investments; and (4) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment. The Regulations provide that, in the case of a regulated investment company whose shares are available to the public only through variable insurance contracts which meet certain other requirements, the diversification tests are applied by reference to the underlying assets owned by the regulated investment company rather than by reference to the shares of the regulated investment company owned under the annuity contract. The Fund intends to meet the requirements for application of the diversification tests on this look-through basis. The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable insurance contracts by Section 817(h) of the Code have been met, each U.S. government agency or instrumentality shall be treated as a separate issuer.

         The Fund will be managed in such a manner as to comply with the diversification requirements. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Fund.

Other Tax Considerations

         For a discussion of the tax consequences of investing in variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contracts and variable life insurance policies offered by the participating insurance company. Variable annuity contracts and variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for an individual owner. Different rules apply to corporations, taxable trusts, or other entities which own variable annuity contracts. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59-1/2. Only the portion of a distribution attributable to income on the investment in the contract or policy is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

                                      2-22

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the investment advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, an investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         First Union Securities, Inc., an affiliate of the Funds' advisors and a member of the New York and American Stock Exchanges, may effect portfolio transactions on those exchanges for the Funds.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                      2-23

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together on all matters. Shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any shares without the approval of a majority of the votes applicable to these shares . Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

         Since shares of the Fund are held by Insurance Company separate accounts, you have the right to instruct the Insurance Company how to vote the shares it held under the annuity contract. For shares for which timely voting instructions are not received, the Insurance Company will vote those shares in the same proportion as the voting instructions for all other shares of the Fund held by the separate account for which the Insurance Company has received timely voting instructions. The Insurance Company will vote any Fund shares for which they do not receive voting instructions in proportionately the same manner as shares for which they do receive instructions.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various advisors and sub-advisors have each adopted a code of ethics as required by Rule 17j-1 of the 1940 Act (Code of Ethics). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                                      2-24

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services. The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees (Trustees who are not "interested" persons of the Trust as defined in the 1940 Act); (5) brokerage commissions, brokers' fees and expenses;
(6) issue and transfer taxes; (7) taxes and trust fees payable to governmental agencies; (8) the cost of share certificates; (9) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (10) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (11) expenses of shareholders' and Trustees' meetings; (12) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (13) charges and expenses of filing annual and other reports with the SEC and other authorities; and (14) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (only Masters Fund)

         Masters  Fund's  investment   program  is  based  upon  the  investment
advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among itself and a number of investment management organizations - currently three in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the four investment advisor organizations the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers areEIMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a

                                      2-25

Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act (Rule 17a-7 Procedures). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.(investment
(DOB: 10/23/34)                                                  advice); former Director, Executive Vice President and
                                                                 Treasurer, State  Street Research & Management
                                                                 Company (investment advice); Director, The Andover
                                                                 Companies (insurance); Trustee, Arthritis Foundation of
                                                                 New  England; and  Director, Health Development Corp.
                                                                 (fitness-wellness centers); Formerly,  Director,
                                                                 Mentor Income Fund, Inc.

                                      2-26

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/23/38)                                                  Cambridge College; ; Chairman and President, Oldways
                                                                 Preservation and  Exchange  Trust (education);
                                                                 former Chairman of  the  Board, Director, and  Executive
                                                                 Vice President, The London  Harness Company (leather goods purveyor); former Managing Partner, Roscommon Capital Corp.;
                                                                 former Chairman, Gifford, Drescher & Associates
                                                                 (environmental consulting); Formerly, Director, Mentor
                                                                 Income Fund, Inc.

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund,  Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series
                                                                 Fund; and former President, Morehouse College;
                                                                 Formerly, Director, Mentor Income Fund, Inc.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with Nucor Steel Company;
(DOB: 7/14/39)                                                   Formerly, Director, Mentor Income Fund, Inc.

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union; Formerly, Director, Mentor Income Fund, Inc.

Louis W. Moelchert, Jr. (DOB:        Trustee                     President, Private Advisors, LLC; Vice President for
12/20/41)                                                        Investments, University of Richmond; Former Chairman,
                                                                 Investment Committee, Virginia Retirement System; former
                                                                 Board  member and former Chairman of the Board  of  the
                                                                 Common Fund; former Board member Common Fund Capital;
                                                                 Board member Common Fund Institutional Funds; Formerly,
                                                                 Trustee, Mentor Variable Investment Portfolios  and
                                                                 Mentor Institutional Trust; Formerly, Director,
                                                                 Mentor Income Fund,  Inc. and America's Utility Fund,
                                                                 Inc.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.;
(DOB: 8/26/55)                                                   Formerly, Director, Mentor Income Fund, Inc.

David M. Richardson                  Trustee                     President, Richardson, Runden & Company (new business
(DOB: 9/14/41)                                                   development/consulting company); Managing Director, Kennedy
                                                                 Information, Inc (executive recruitment information and
                                                                 research company); former Vice Chairman, DHR International,
                                                                 Inc. (executive recruitment); former Senior Vice President,
                                                                 Boyden International Inc. (executive recruitment);
                                                                 Trustee, Commerce and Industry Association of New Jersey,
                                                                 411 Technologies, LLP. (communications), and Director, J&M
                                                                 Cumming Paper Co.(paper merchandising);. Formerly,
                                                                 Director, Mentor Income Fund, Inc.
                                      2-27

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care; Formerly, Director,
                                                                 Mentor Income Fund, Inc.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield; Formerly,
(DOB: 2/20/43)                       of Trustees                 Director, Mentor Income Fund, Inc.



Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement);, Director of Hartford Hospital, Old State
                                                                 House Association, and Enhance Financial Services, Inc.;
                                                                 former Director of CTG Resources, Inc. (natural gas);
                                                                 former Director Middlesex Mutual Assurance Company; former
                                                                 Chairman, Board of Trustees, Hartford Graduate Center;
                                                                 Trustee, Greater Hartford YMCA; Formerly, Director, Mentor
                                                                 Income Fund, Inc.

Richard K. Wagoner, CFA*             Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, First Union National
                                                                 Bank (FUNB); former consultant to the  Board of Trustees of the Evergreen Funds; former member, New York Stock Exchange;
                                                                 member, North Carolina Securities Traders Association;
                                                                 member, Financial Analysts Society.

William M. Ennis**                   President                   President and Chief Executive Officer, Evergreen Investment
(DOB: 6/26/60)                                                   Company and Chief Operating Officer, Capital Management
                                                                 Group, FUNB.

Carol Kosel***                       Treasurer                   Senior Vice President, Evergreen Investment Services, Inc.
(DOB: 12/25/63)                                                  and Treasurer, Vestaur Securities, Inc.; former Senior
                                                                 Manager, KPMG LLP.

Michael H. Koonce***                 Secretary                   Senior Vice President and General Counsel, Evergreen
(DOB: 4/20/60)                                                   Investment Services, Inc.; Senior Vice President and
                                                                 Assistant General Counsel,  First Union Corporation;
                                                                 former  Senior Vice  President and General Counsel,
                                                                 Colonial Management Associates, Inc.

Nimish S. Bhatt****                  Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/FUNB; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.
                                      2-28

Bryan Haft****                       Vice President              Team Leader, Fund Administration, BISYS Fund Services.

*This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.
** Address: 301 S. Tryon, 12th Floor, Charlotte, NC 28288
***Address: 200 Berkeley Street, Boston, MA 02116
****Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                             CORPORATE BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The `Credit Quality' terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY`S           S&P              FITCH           Credit Quality

     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                      2-29

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                                      2-30

S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

                                      2-31

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D        Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for xample, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                                      2-32

                               SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                                      2-33

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added `+' to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                                      2-34

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification.

     The response to this item is incorporated by reference to the sub-caption "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.


Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Variable Annuity Trust's (the "Registant") Post-Effective Amendment No. 5 filed on March 20, 1998, Registration No. 33-83100.

2. Bylaws. Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed on April 25, 2001, Registration No. 33-83100.

3.   Not applicable.

4. Form of Agreement and Plan of Reorganization. Exhibit A to Prospectus /Proxy Statement contained in Part A of this Registration Statement.

5.   Declaration of Evergreen Variable Annuity Trust Articles II., III.6(c),IV.
     (3), IV.(8), V., VI., VII., and VIII and ByLaws Articles II., III., and
     VIII. Incorporated by reference to the Registrant's Post-Effective Amendment No. 7 filed on June 5, 1998, Registration No. 33-83100.

6(a).Investment Advisory Agreement between Mentor Perpetual Advisors, LLC and
     Evergreen Variable Annuity Trust. Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on September 29, 1999, Registration No. 33-83100.

6(b).Sub-Advisory  Agreement between Mentor Perpetual Advisors, LLC and
     Perpetual Portfolio Management Limited. Incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on April 25, 2001, Registration No. 33-83100.

7    Not applicable.

8.   Not applicable.

9(a).Agreement  between State Street Bank and Trust Company and Evergreen
     Variable Annuity Trust. Incorporated by reference to Post-Effective Amendment No. 6 filed on April 28, 1998, Registration No. 33-83100.

9(b).Letter amendment to Custodian Agreement between Evergreen Variable Annuity
     Trust and State Street Bank and Trust Company (VA Perpetual International
     Fund). Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on September 29, 1999, Registration No. 33-83100.

10.  Not applicable.

11.  Opinion and Consent of Sullivan & Worcester  LLP. Filed herewith.

12.  Tax Opinion and Consent of Sullivan & Worcester LLP. Filed herewith.

13.  Not applicable.

14. Consent of KPMG. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement on Form N-14AE filed on May 1, 2001.

15.  Not applicable.

16.  Powers of Attorney.  Filed herewith.

17.  Not applicable.

18.  Form of Proxy Card. Filed herewith.

19.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 4th day of June, 2001.

                                         EVERGREEN VARIABLE ANNUITY TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 4th day of June, 2001.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce                 Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

/s/ Charles A. Austin, III        /s/ K. Dun Gifford                  /s/ William Walt Pettit
----------------------------      ----------------------------       ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                    William Walt Pettit*
Trustee                           Trustee                            Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry              /s/ Louis M. Moelchert, Jr.
-----------------------------     -----------------------------      -------------------------------
Gerald M. McDonnell*              Thomas L. McVerry*                 Louis M. Moelchert, Jr.*
Trustee                           Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Russell A. Salton, III MD
------------------------------   ------------------------------      -------------------------------
Michael S. Scofield*              David M. Richardson*               Russell A. Salton, III MD*
Chairman of the Board             Trustee                            Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima               /s/ Richard K. Wagoner
------------------------------   ------------------------------      ---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                   Richard K. Wagoner*
Trustee                          Trustee                             Trustee


*By: /s/ Maureen E. Towle
----------------------------
Maureen E. Towle
Attorney-in-Fact



     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the applicable above-named individuals pursuant to powers of attorney duly executed by such persons.


                                INDEX TO EXHIBITS


EXHIBIT        EXHIBIT
NO.


11             Opinion and Consent of Sullivan & Worcester LLP
12             Tax Opinion and Consent of Sullivan & Worcester LLP
16             Powers of Attorney
18             Form of Proxy Card

                            SULLIVAN & WORCESTER LLP
                           1025 CONNECTICUT AVENUE, N.W.
                           WASHINGTON, D.C. 20036
                           TELEPHONE: 202-775-8190
                           FACSIMILE: 202-293-2275

565 FIFTH AVENUE                                     ONE POST OFFICE SQUARE
EIGHTEENTH FLOOR                            BOSTON, MASSACHUSETTS 02109
NEW YORK, NEW YORK 10017                    TELEPHONE: 617-338-2800
TELEPHONE: 212-486-8200                              FACSIMILE: 617-338-2880
FACSIMILE: 646-865-1494

                                                              June 4, 2001



Evergreen Variable Annuity Trust
200 Berkeley Street
Boston, Massachusetts  02116

Ladies and Gentlemen:

         We have been requested by Evergreen International Trust, a Delaware business trust with transferable shares (the "Trust") established under an Agreement and Declaration of Trust dated December 16, 1997, as amended (the "Declaration"), for our opinion with respect to certain matters relating to the Evergreen VA International Growth Fund (the "Acquiring Fund"), a series of the Trust. We understand that the Trust is about to file Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 (File No. 333-59860) which was filed on May 1, 2001 for the purpose of registering shares of the Trust under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the proposed acquisition by the Acquiring Fund of all of the assets of Evergreen VA Perpetual International Fund (the "Acquired Fund"), a series of Trust, in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the identified liabilities of the Acquired Fund pursuant to an Agreement and Plan of Reorganization, the form of which is included in the Form N-14 Registration Statement (the "Plan").

         We have, as counsel, participated in various business and other proceedings relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine to our satisfaction, of the Trust's Declaration and By-Laws, and other documents relating to its organization, operation, and proposed operation, including the proposed Plan, and we have made such other investigations as, in our judgment, are necessary or appropriate to enable us to render the opinion expressed below.

         We are admitted to the Bars of The Commonwealth of Massachusetts and the District of Columbia and generally do not purport to be familiar with the laws of the State of Delaware. To the extent that the conclusions based on the laws of the State of Delaware are involved in the opinion set forth herein below, we have relied, in rendering such opinions, upon our examination of Chapter 38 of Title 12 of the Delaware Code Annotated, as amended, entitled "Treatment of Delaware Business Trusts" (the "Delaware business trust law") and on our knowledge of interpretation of analogous common law of The Commonwealth of Massachusetts.

         Based upon the foregoing, and assuming the approval by shareholders of the Acquired Fund of certain matters scheduled for their consideration at a meeting presently anticipated to be held on July 27, 2001, it is our opinion that the shares of the Acquiring Fund currently being registered, when issued in accordance with the Plan and the Trust's Declaration and By-Laws, will be legally issued, fully paid and non-assessable by the Trust, subject to compliance with the 1933 Act, the Investment Company Act of 1940, as amended, and applicable state laws regulating the offer and sale of securities.

         We hereby consent to the filing of this opinion with and as a part of the Registration Statement on Form N-14 and to the reference to our firm under the caption "Legal Matters" in the Prospectus/Proxy Statement filed as part of the Registration Statement. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the 1933 Act or the rules and regulations promulgated thereunder.

                                                Very truly yours,


                                                /s/SULLIVAN & WORCESTER LLP
                                                -------------------------
                                                SULLIVAN & WORCESTER LLP

Evergreen VA Perpetual International Fund
Evergreen VA International Growth Fund
June 1, 2001
Page 1



                            SULLIVAN & WORCESTER LLP
                          1025 CONNECTICUT AVENUE, N.W.
                             WASHINGTON, D.C. 20036
                             TELEPHONE: 202-775-8190
                             FACSIMILE: 202-293-2275

565 FIFTH AVENUE                                   ONE POST OFFICE SQUARE
NEW YORK, NEW YORK 10017                           BOSTON, MASSACHUSETTS 02109
TELEPHONE: 212-486-8200                            TELEPHONE: 617-338-2800
FACSIMILE: 646-865-1494                            FACSIMILE: 617-338-2880



                                                              June 1, 2001


Evergreen VA Perpetual International Fund
Evergreen VA International Growth Fund
Evergreen Variable Annuity Trust
200 Berkeley Street
Boston, Massachusetts 02116

         Re:  ACQUISITION BY EVERGREEN VA INTERNATIONAL GROWTH FUND OF ASSETS
              ----------------------------------------------------------------
              OF EVERGREEN VA PERPETUAL INTERNATIONAL FUND
              --------------------------------------------
Ladies and Gentlemen:

         You have asked for our opinion as to certain Federal income tax consequences of the transaction described below.

                           PARTIES TO THE TRANSACTION

         Evergreen VA Perpetual International Fund ("Target Fund") is a series of Evergreen Variable Annuity Trust, a Delaware business trust.

         Evergreen VA International Growth Fund ("Acquiring Fund") is also a series of Evergreen Variable Annuity Trust.

                       DESCRIPTION OF PROPOSED TRANSACTION

         In the proposed transaction (the "Reorganization"), Acquiring Fund will acquire all of the assets of Target Fund in exchange for shares of Acquiring Fund of equivalent value and the assumption of the identified liabilities of Target Fund. Target Fund will then dissolve and distribute all of the Acquiring Fund shares which it holds to its shareholders pro rata in proportion to their shareholdings in Target Fund, in complete redemption of all outstanding shares of Target Fund.

                         SCOPE OF REVIEW AND ASSUMPTIONS

         In rendering our opinion, we have reviewed and relied upon the Agreement and Plan of Reorganization between Acquiring Fund and Target Fund dated as of May 1, 2001 (the "Reorganization Agreement") and on a prospectus/proxy statement dated June 8, 2001, which describes the proposed transactions, and on the information provided in such prospectus/proxy statement. We have relied, without independent verification, upon the factual statements made therein, and assume that there will be no change in material facts disclosed therein between the date of this letter and the date of the closing of the transaction. We further assume that the transaction will be carried out in accordance with the Reorganization Agreement.

                                 REPRESENTATIONS

         Written representations, copies of which are attached hereto, have been made to us by the appropriate officers of Evergreen Variable Annuity Trust on behalf of Target Fund and on behalf of Acquiring Fund, and we have without independent verification relied upon such representations in rendering our opinions.

                                    OPINIONS

         Based on and subject to the foregoing, and our examination of the legal authority we have deemed to be relevant, we have the following opinions:

         1. The transfer of all of the assets of Target Fund in exchange for shares of Acquiring Fund and assumption by Acquiring Fund of the identified liabilities of Target Fund followed by the distribution of said Acquiring Fund shares to the shareholders of Target Fund in dissolution and liquidation of Target Fund will constitute a reorganization within the meaning of ss. 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (the "Code"), and Acquiring Fund and Target Fund will each be "a party to a reorganization" within the meaning of ss. 368(b) of the Code.

         2. No gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Target Fund solely in exchange for Acquiring Fund shares and the assumption by Acquiring Fund of the identified liabilities of Target Fund.

         3. No gain or loss will be recognized by Target Fund upon the transfer of its assets to Acquiring Fund in exchange for Acquiring Fund shares and the assumption by Acquiring Fund of the identified liabilities of Target Fund, or upon the distribution (whether actual or constructive) of such Acquiring Fund shares to the shareholders of Target Fund in exchange for their Target Fund shares.

         4. The shareholders of Target Fund will recognize no gain or loss upon the exchange of their Target Fund shares for Acquiring Fund shares in liquidation of Target Fund.

         5. The aggregate basis of the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares held by such shareholder immediately prior to the Reorganization.

         6. The holding period of the Acquiring Fund shares received by each Target Fund shareholder will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided the Target Fund shares were held as a capital asset on the date of the Reorganization.

         7. The basis of the assets of Target Fund acquired by Acquiring Fund will be the same as the basis of those assets in the hands of Target Fund immediately prior to the Reorganization, and the holding period of the assets of Target Fund in the hands of Acquiring Fund will include the period during which those assets were held by Target Fund.

         This opinion letter is delivered to you in satisfaction of the requirements of Section 8.6 of the Reorganization Agreement. We hereby consent to the filing of this opinion as an exhibit to the Registration Statement on Form N-14 relating to the Reorganization and to use of our name and any reference to our firm in such Registration Statement or in the prospectus/proxy statement constituting a part thereof. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

                                              Very truly yours,



                                              /s/  Sullivan & Worcester LLP

                                              SULLIVAN & WORCESTER LLP

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Charles A. Austin, III

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Gerald M. McDonnell

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Thomas L. McVerry

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Russell A. Salton, III, M.D.

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
K. Dun Gifford

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of December 17, 1999.

Signature                                                              Title

____________________________                                  Trustee
Leroy Keith, Jr.

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
David M. Richardson

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Michael S. Scofield

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
Richard J. Shima

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of September 25, 1998.

Signature                                                              Title

____________________________                                  Trustee
William W. Pettit

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of December 17, 1999.

Signature                                                              Title

____________________________                                  Trustee
Louis W. Moelchert

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of December 17, 1999.

Signature                                                              Title

____________________________                                  Trustee
Richard Wagoner

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter President and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of December 17, 1999.

Signature                                                              Title

____________________________                                  President
William M. Ennis

                                POWER OF ATTORNEY

     I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine E. Foley, Beth K. Werths, Michael H. Koonce, T. Hal Clarke, John A. Dudley, Robert N. Hickey, David M. Leahy and William J. Tomko, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all registration statements, including, but not limited to, Forms N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Treasurer and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of First Union National Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.


         In Witness Whereof, I have executed this Power of Attorney as of December 17, 1999.

Signature                                                              Title

____________________________                                  Treasurer
Carol A. Kosel

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

          THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" EACH PROPOSAL.

                   PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN
                   YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

                  Please detach at perforation before mailing.

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                     EVERGREEN VA PERPETUAL INTERNATIONAL FUND,
                    a series of Evergreen Variable Annuity Trust


                      PROXY FOR THE MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 27, 2001


     The undersigned, revoking all Proxies heretofore given, hereby appoints Maureen E. Towle, Sally E. Ganem, Catherine E. Foley and Michael H. Koonce or any of them as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of Evergreen VA Perpetual International Fund, a series of Evergreen Variable Annuity Trust, ("VA Perpetual International Fund") that the undersigned is entitled to vote at the special meeting of shareholders of VA Perpetual International Fund to be held at 2:00 p.m. on July 27, 2001 at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116 and at any adjournments thereof, as fully as the undersigned would be entitled to vote if personally present.

     NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

                           Date                 , 2001


                           ----------------------------------------

                           ----------------------------------------
                           Signature(s) and Title(s), if applicable

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST. THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST RECOMMENDS A VOTE FOR THE PROPOSALS. PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK. DO NOT USE RED INK. EXAMPLE: X


     1. To approve an Agreement and Plan of Reorganization whereby Evergreen VA International Growth Fund, a series of Evergreen Variable Annuity Trust, will
(i) acquire all of the assets of VA Perpetual International Fund in exchange for shares of Evergreen VA International Growth Fund; and (ii) assume the identified liabilities of VA Perpetual International Fund, as substantially described in the accompanying Prospectus/Proxy Statement.


         ---- FOR        ---- AGAINST      ---- ABSTAIN

     2. To consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof.

         ---- FOR        ---- AGAINST      ---- ABSTAIN

                                               June 4, 2001



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Evergreen Variable Annuity Trust (the "Trust")
    Evergreen VA Perpetual International Fund and
    Evergreen VA International Growth Fund
    Post-Effective Amendment No. 1 to Registration Statement on Form N-14AE 1933 Act Registration No. 333-59860
    CIK 0000928754

Ladies and Gentlemen:

     Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is Post Effective Amendment No. 1 to the Registration Statement on Form N-14AE of Evergreen Variable Annuity Trust (the "Trust"). This filing relates to the acquisition of the assets of Evergreen VA Perpetual International Fund, a separate series of the Trust, by and in exchange for shares of Evergreen VA International Growth Fund, another separate series of the Trust.

     This  Amendment  is being filed  pursuant to Rule 485(b) under the 1933 Act
(i) for the purpose of filing certain exhibits and (ii) to make such other non-material changes as the Trust may deem appropriate.

     To my knowledge, the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

     Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

                                         Very truly yours,

                                         /s/ Maureen E. Towle

                                         Maureen E. Towle, Esq.

Enclosures

cc: Robert N. Hickey, Esq.